                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-1512

                         Oppenheimer Capital Income Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: August 31

                      Date of reporting period: 05/28/2010

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS May 28, 2010 (Unaudited)*

                                                                        Shares         Value
                                                                     -----------   -------------
COMMON STOCKS--25.0%
CONSUMER DISCRETIONARY--2.4%
HOTELS, RESTAURANTS & LEISURE--0.8%
Brinker International, Inc.                                              385,000   $   6,845,300
Burger King Holdings, Inc.                                               360,000       6,843,600
                                                                                   -------------
                                                                                      13,688,900
                                                                                   -------------
MEDIA--1.4%
Cablevision Systems Corp. New York Group, Cl. A                          199,000       4,937,190
Cinemark Holdings, Inc.                                                  678,000      10,841,220
Time Warner Cable, Inc.                                                  127,500       6,978,075
                                                                                   -------------
                                                                                      22,756,485
                                                                                   -------------
MULTILINE RETAIL--0.2%
Target Corp.                                                              71,930       3,922,343
                                                                                   -------------
CONSUMER STAPLES--3.4%
BEVERAGES--1.7%
Coca-Cola Co. (The)                                                      290,000      14,906,000
Molson Coors Brewing Co., Cl. B, Non-Vtg.                                318,000      13,050,720
                                                                                   -------------
                                                                                      27,956,720
                                                                                   -------------
FOOD & STAPLES RETAILING--0.6%
Kroger Co. (The)                                                         100,000       2,013,000
Walgreen Co.                                                             268,000       8,586,720
                                                                                   -------------
                                                                                      10,599,720
                                                                                   -------------
FOOD PRODUCTS--0.2%
B&G Foods, Inc., Cl. A                                                   302,500       3,206,500
                                                                                   -------------
TOBACCO--0.9%
Philip Morris International, Inc.                                        327,000      14,427,240
                                                                                   -------------
ENERGY--2.4%
ENERGY EQUIPMENT & SERVICES--0.2%
Halliburton Co.                                                          100,000       2,483,000
                                                                                   -------------
OIL, GAS & CONSUMABLE FUELS--2.2%
Chevron Corp.                                                            203,900      15,062,093
CONSOL Energy, Inc.                                                       90,600       3,305,088
Enbridge Energy Management LLC(1)                                              1               5
Exxon Mobil Corp.                                                        138,800       8,391,848
Kinder Morgan Management LLC(1)                                                1              20
Marathon Oil Corp.                                                       131,750       4,096,108
Ultra Petroleum Corp.(1)                                                 132,000       6,074,640
                                                                                   -------------
                                                                                      36,929,802
                                                                                   -------------
FINANCIALS--4.7%
CAPITAL MARKETS--0.4%
Bond Street Holdings LLC, Cl. A(1,2)                                     375,000       7,500,000
                                                                                   -------------
COMMERCIAL BANKS--0.4%
Wells Fargo & Co.                                                        220,000       6,311,800
                                                                                   -------------
DIVERSIFIED FINANCIAL SERVICES--0.2%
JPMorgan Chase & Co.                                                      75,000       2,968,500
                                                                                   -------------
INSURANCE--2.6%
Aon Corp.                                                                117,000       4,617,990
CNO Financial Group, Inc.(1)                                           1,550,000       8,695,500
Everest Re Group Ltd.                                                    125,350       9,110,438


                      1 | Oppenheimer Capital Income Fund

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS May 28, 2010 (Unaudited)*

                                                                        Shares         Value
                                                                     -----------   -------------
COMMON STOCKS CONTINUED
INSURANCE CONTINUED
Genworth Financial, Inc., Cl. A(1)                                       381,000   $   5,939,790
MetLife, Inc.                                                            355,200      14,382,048
                                                                                   -------------
                                                                                      42,745,766
                                                                                   -------------
REAL ESTATE INVESTMENT TRUSTS--0.4%
Apollo Commercial Real Estate Finance, Inc.                              150,000       2,541,000
Starwood Property Trust, Inc.                                            249,900       4,555,677
                                                                                   -------------
                                                                                       7,096,677
                                                                                   -------------
THRIFTS & MORTGAGE FINANCE--0.7%
MGIC Investment Corp.(1)                                               1,073,700      10,049,832
Ocwen Financial Corp.(1)                                                 100,000       1,216,000
                                                                                   -------------
                                                                                      11,265,832
                                                                                   -------------
HEALTH CARE--2.9%
BIOTECHNOLOGY--0.3%
Gilead Sciences, Inc.(1)                                                 145,000       5,208,400
                                                                                   -------------
HEALTH CARE PROVIDERS & SERVICES--0.3%
Aetna, Inc.                                                              174,000       5,073,840
                                                                                   -------------
PHARMACEUTICALS--2.3%
Biovail Corp.                                                            363,000       5,448,630
Merck & Co., Inc.                                                        426,604      14,372,289
Pfizer, Inc.                                                             618,800       9,424,324
Teva Pharmaceutical Industries Ltd., Sponsored ADR                       170,000       9,319,400
                                                                                   -------------
                                                                                      38,564,643
                                                                                   -------------
INDUSTRIALS--2.6%
AEROSPACE & DEFENSE--0.8%
Lockheed Martin Corp.                                                    161,000      12,867,120
                                                                                   -------------
ELECTRICAL EQUIPMENT--0.2%
General Cable Corp.(1)                                                   126,200       3,932,392
                                                                                   -------------
INDUSTRIAL CONGLOMERATES--1.1%
Tyco International Ltd.                                                  509,500      18,438,805
                                                                                   -------------
MACHINERY--0.5%
Navistar International Corp.(1)                                           95,000       5,147,100
WABCO Holdings, Inc.(1)                                                  109,000       3,313,600
                                                                                   -------------
                                                                                       8,460,700
                                                                                   -------------
INFORMATION TECHNOLOGY--3.2%
COMMUNICATIONS EQUIPMENT--0.3%
QUALCOMM, Inc.                                                           161,000       5,725,160
                                                                                   -------------
COMPUTERS & PERIPHERALS--0.8%
Apple, Inc.(1)                                                            24,600       6,326,136
Hewlett-Packard Co.                                                      155,000       7,131,550
                                                                                   -------------
                                                                                      13,457,686
                                                                                   -------------
IT SERVICES--0.7%
Accenture plc, Cl. A                                                     100,000       3,752,000
International Business Machines Corp.                                     64,000       8,016,640
                                                                                   -------------
                                                                                      11,768,640


                       2 | Oppenheimer Capital Income Fund

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS May 28, 2010 (Unaudited)*

                                                                        Shares         Value
                                                                     -----------   -------------
COMMON STOCKS CONTINUED
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.6%
Intel Corp.                                                              340,000   $   7,282,800
Teradyne, Inc.(1)                                                        239,000       2,624,220
                                                                                   -------------
                                                                                       9,907,020
                                                                                   -------------
SOFTWARE--0.8%
Microsoft Corp.                                                          155,000       3,999,000
Oracle Corp.                                                             227,000       5,123,390
Take-Two Interactive Software, Inc.(1)                                   300,000       3,471,000
                                                                                   -------------
                                                                                      12,593,390
                                                                                   -------------
MATERIALS--1.2%
CHEMICALS--1.2%
Celanese Corp., Series A                                                 565,446      16,211,337
Potash Corp. of Saskatchewan, Inc.                                        31,000       3,074,890
                                                                                   -------------
                                                                                      19,286,227
                                                                                   -------------
TELECOMMUNICATION SERVICES--0.8%
DIVERSIFIED TELECOMMUNICATION SERVICES--0.8%
AT&T, Inc.                                                               472,500      11,481,750
Consolidated Communications Holdings, Inc.                               150,000       2,590,500
                                                                                   -------------
                                                                                      14,072,250
                                                                                   -------------
UTILITIES--1.4%
ELECTRIC UTILITIES--0.9%
Cleco Corp.                                                              298,000       7,888,060
FirstEnergy Corp.                                                        200,500       7,059,605
                                                                                   -------------
                                                                                      14,947,665
                                                                                   -------------
MULTI-UTILITIES--0.5%
CenterPoint Energy, Inc.                                                 442,500       6,026,850
CMS Energy Corp.                                                         200,000       2,936,000
                                                                                   -------------
                                                                                       8,962,850
                                                                                   -------------
Total Common Stocks (Cost $379,624,881)                                              417,126,073
                                                                                   -------------
PREFERRED STOCKS--1.8%
Affiliated Managers Group, Inc., 5.10% Cv.(3)                            120,000       5,092,500
Bank of America Corp., 7.25% Non-Cum. Cv.                                  5,000       4,625,050
Dole Food Co., Inc., 7% Cv., Non-Vtg.(3)                                  35,000         346,171
H.J. Heinz Finance Co., 8% Cum., Series B(3)                                  40       4,233,750
Mylan, Inc., 6.50% Cv., Non-Vtg.                                           6,000       7,066,740
PNC Financial Services Group, Inc., 9.875% Non-Cum., Series F,
Non-Vtg.(4)                                                               75,000       2,043,750
Wells Fargo & Co., 7.50% Cv., Series L, Non-Vtg.                           7,000       6,580,000
                                                                                   -------------
Total Preferred Stocks (Cost $23,511,708)                                             29,987,961
                                                                                   -------------

                                                                        Units
                                                                     -----------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
Charter Communications, Inc., Cl. A Wts., Strike Price $46.86,
   Exp. 11/30/14(1) (Cost $192,089)                                     38,418        236,271


                       3 | Oppenheimer Capital Income Fund

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS May 28, 2010 (Unaudited)*

                                                                      Principal
                                                                        Amount         Value
                                                                     -----------   -------------
MORTGAGE-BACKED OBLIGATIONS--32.2%
GOVERNMENT AGENCY--27.5%
FHLMC/FNMA/FHLB/SPONSORED--25.5%
Federal Home Loan Bank, Mtg.-Backed Obligations, Series 5G-2012,
   Cl. 1, 4.97%, 2/24/12                                             $ 1,597,295   $   1,696,313
Federal Home Loan Mortgage Corp.:
4.50%, 5/1/19(5)                                                       4,340,374       4,576,599
5%, 12/15/34                                                             369,557         390,185
6%, 5/15/18                                                            1,573,088       1,699,869
6.50%, 7/1/28-4/1/34                                                     514,029         567,920
7%, 10/1/31                                                              655,857         731,583
8%, 4/1/16                                                               194,504         212,624
9%, 8/1/22-5/1/25                                                         65,103          72,713
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg.
Investment Conduit Multiclass Pass-Through Certificates:
Series 2006-11, Cl. PS, 23.31%, 3/25/36(4)                               737,548       1,111,328
Series 2034, Cl. Z, 6.50%, 2/15/28                                       348,122         383,861
Series 2043, Cl. ZP, 6.50%, 4/15/28                                    1,232,913       1,313,308
Series 2053, Cl. Z, 6.50%, 4/15/28                                       321,380         352,530
Series 2279, Cl. PK, 6.50%, 1/15/31                                      622,717         685,098
Series 2326, Cl. ZP, 6.50%, 6/15/31                                      306,573         335,665
Series 2426, Cl. BG, 6%, 3/15/17                                       2,206,256       2,393,440
Series 2427, Cl. ZM, 6.50%, 3/15/32                                    1,198,833       1,312,842
Series 2461, Cl. PZ, 6.50%, 6/15/32                                    1,825,577       2,026,689
Series 2500, Cl. FD, 0.837%, 3/15/32(4)                                  165,116         165,556
Series 2526, Cl. FE, 0.737%, 6/15/29(4)                                  219,219         219,639
Series 2538, Cl. F, 0.937%, 12/15/32(4)                                2,445,250       2,452,634
Series 2551, Cl. FD, 0.737%, 1/15/33(4)                                  156,255         156,216
Series 2626, Cl. TB, 5%, 6/1/33                                        2,764,000       2,981,313
Series 2638, Cl. KG, 4%, 11/1/27                                       7,000,000       7,165,934
Series 2648, Cl. JE, 3%, 2/1/30                                        2,952,869       2,979,019
Series 2663, Cl. BA, 4%, 8/1/16                                        2,411,937       2,472,962
Series 2686, Cl. CD, 4.50%, 2/1/17                                     3,942,295       4,063,506
Series 2907, Cl. GC, 5%, 6/1/27                                        1,116,242       1,154,414
Series 2911, Cl. CU, 5%, 2/1/28                                        2,847,378       2,953,253
Series 2929, Cl. PC, 5%, 1/1/28                                        1,108,810       1,146,100
Series 2952, Cl. GJ, 4.50%, 12/1/28                                      620,743         637,742
Series 3019, Cl. MD, 4.75%, 1/1/31                                     2,819,576       2,936,089
Series 3025, Cl. SJ, 23.515%, 8/15/35(4)                                 238,948         347,523
Series 3033, Cl. UD, 5.50%, 10/1/30                                    2,880,000       3,032,420
Series 3061, Cl. MB, 5.50%, 5/1/30                                     1,310,000       1,383,948
Series 3094, Cl. HS, 23.148%, 6/15/34(4)                                 475,852         638,072
Series 3157, Cl. MC, 5.50%, 2/1/26                                     2,942,143       2,964,236
Series 3242, Cl. QA, 5.50%, 3/1/30                                     1,300,467       1,357,063
Series 3279, Cl. PH, 6%, 2/1/27                                        4,533,089       4,569,950
Series 3291, Cl. NA, 5.50%, 10/1/27                                      785,414         799,676
Series 3306, Cl. PA, 5.50%, 10/1/27                                    2,415,630       2,482,262
Series R001, Cl. AE, 4.375%, 4/1/15                                    1,583,020       1,622,146
Federal Home Loan Mortgage Corp., Interest-Only Stripped
   Mtg.-Backed Security:
Series 183, Cl. IO, 12.384%, 4/1/27(6)                                   493,771         112,835
Series 192, Cl. IO, 10.443%, 2/1/28(6)                                   156,018          31,392


                       4 | Oppenheimer Capital Income Fund

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS May 28, 2010 (Unaudited)*

                                                                      Principal
                                                                        Amount         Value
                                                                     -----------   -------------
MORTGAGE-BACKED OBLIGATIONS CONTINUED
FHLMC/FNMA/FHLB/SPONSORED CONTINUED
Series 2130, Cl. SC, 51.509%, 3/15/29(6)                             $   369,288   $      71,897
Series 224, Cl. IO, 0%, 3/1/33(6,7)                                      941,866         218,935
Series 243, Cl. 6, 0.751%, 12/15/32(6)                                   601,090         148,927
Series 2527, Cl. SG, 24.385%, 2/15/32(6)                                 651,480          32,197
Series 2531, Cl. ST, 37.581%, 2/15/30(6)                                 867,080          44,652
Series 2639, Cl. SA, 6.87%, 7/15/22(6)                                 3,133,188         334,194
Series 2796, Cl. SD, 66.462%, 7/15/26(6)                                 543,066         105,182
Series 2802, Cl. AS, 99.999%, 4/15/33(6)                                 782,853          78,315
Series 2815, Cl. PT, 12.837%, 11/15/32(6)                              8,529,289       1,013,620
Series 2920, Cl. S, 69.539%, 1/15/35(6)                                2,997,956         390,588
Series 2937, Cl. SY, 24.517%, 2/15/35(6)                              12,783,333       1,784,126
Series 3000, Cl. SE, 99.999%, 7/15/25(6)                               3,005,010         378,747
Series 3045, Cl. DI, 37.426%, 10/15/35(6)                             11,967,201       1,538,386
Series 3110, Cl. SL, 99.999%, 2/15/26(6)                                 554,415          66,564
Federal Home Loan Mortgage Corp., Principal-Only Stripped
   Mtg.-Backed Security, Series 176, Cl. PO, 4.547%, 6/1/26(8)           142,366         125,227
Federal National Mortgage Assn.:
4.50%, 6/1/25-6/1/40(9)                                               37,105,000      38,019,305
5%, 6/1/25-6/1/40(9)                                                  68,357,000      71,775,978
5.50%, 1/25/33-4/1/39                                                  7,189,253       7,675,930
5.50%, 6/1/25-6/1/40(9)                                               54,949,000      58,649,223
6%, 6/1/25-6/1/40(9)                                                  67,327,000      72,536,683
6.50%, 5/25/17-11/25/31                                                4,309,895       4,697,212
6.50%, 6/1/40(9)                                                       9,197,000      10,006,051
7%, 11/1/17-7/25/35                                                    1,011,422       1,089,850
7.50%, 1/1/33-3/25/33                                                  6,876,504       7,755,202
8.50%, 7/1/32                                                             28,966          32,669
Federal National Mortgage Assn., Gtd. Real Estate Mtg. Investment
   Conduit Multiclass Pass-Through Certificates:
Trust 1993-87, Cl. Z, 6.50%, 6/25/23                                     926,601       1,030,511
Trust 1998-61, Cl. PL, 6%, 11/25/28                                      555,357         615,468
Trust 1999-54, Cl. LH, 6.50%, 11/25/29                                   784,759         862,685
Trust 2001-51, Cl. OD, 6.50%, 10/25/31(10)                             1,346,506       1,474,557
Trust 2003-130, Cl. CS, 13.414%, 12/25/33(4)                             849,102         979,387
Trust 2003-17, Cl. EQ, 5.50%, 3/25/23                                  1,903,000       2,095,125
Trust 2003-28, Cl. KG, 5.50%, 4/25/23                                  3,553,000       3,888,588
Trust 2004-101, Cl. BG, 5%, 1/25/20                                    3,658,000       3,933,353
Trust 2004-81, Cl. KC, 4.50%, 4/1/17                                   1,489,600       1,531,333
Trust 2005-100, Cl. BQ, 5.50%, 11/25/25                                1,898,000       2,052,302
Trust 2005-104, Cl. MC, 5.50%, 12/25/25                                7,504,312       8,198,080
Trust 2005-12, Cl. JC, 5%, 6/1/28                                      2,697,617       2,801,626
Trust 2005-14, Cl. PC, 5%, 3/1/29                                      1,723,585       1,798,195
Trust 2005-22, Cl. EC, 5%, 10/1/28                                     1,025,984       1,067,041
Trust 2005-30, Cl. CU, 5%, 4/1/29                                      1,012,931       1,057,569
Trust 2005-31, Cl. PB, 5.50%, 4/25/35                                  1,430,000       1,589,772
Trust 2005-57, Cl. PA, 5.50%, 5/1/27                                     249,985         251,180
Trust 2005-69, Cl. LE, 5.50%, 11/1/33                                  4,346,129       4,634,217
Trust 2006-46, Cl. SW, 22.942%, 6/25/36(4)                               593,898         869,613


                       5 | Oppenheimer Capital Income Fund

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS May 28, 2010 (Unaudited)*

                                                                      Principal
                                                                        Amount         Value
                                                                     -----------   -------------
MORTGAGE-BACKED OBLIGATIONS CONTINUED
FHLMC/FNMA/FHLB/SPONSORED CONTINUED
Trust 2006-50, Cl. KS, 22.943%, 6/25/36(4)                           $ 1,611,712   $   2,122,622
Trust 2006-50, Cl. SK, 22.943%, 6/25/36(4)                               155,563         206,443
Trust 2006-57, Cl. PA, 5.50%, 8/25/27                                    786,518         805,782
Trust 2009-37, Cl. HA, 4%, 4/1/19                                      5,353,858       5,601,521
Trust 2009-70, Cl. PA, 5%, 8/1/35                                      5,660,902       6,056,349
Federal National Mortgage Assn., Interest-Only Stripped
   Mtg.-Backed Security:
Trust 2001-15, Cl. SA, 71.503%, 3/17/31(6)                               407,968          85,596
Trust 2001-65, Cl. S, 44.904%, 11/25/31(6)                             1,371,987         233,510
Trust 2001-81, Cl. S, 35.545%, 1/25/32(6)                                322,632          56,885
Trust 2002-47, Cl. NS, 32.775%, 4/25/32(6)                               637,229          89,565
Trust 2002-51, Cl. S, 33.101%, 8/25/32(6)                                585,063          84,743
Trust 2002-52, Cl. SD, 37.922%, 9/25/32(6)                               691,322         100,350
Trust 2002-60, Cl. SM, 44.916%, 8/25/32(6)                             1,183,646         154,990
Trust 2002-7, Cl. SK, 45.849%, 1/25/32(6)                                372,050          56,798
Trust 2002-75, Cl. SA, 48.231%, 11/25/32(6)                            1,688,057         233,457
Trust 2002-77, Cl. BS, 40.03%, 12/18/32(6)                               731,012         100,607
Trust 2002-77, Cl. JS, 36.863%, 12/18/32(6)                            1,203,244         168,492
Trust 2002-77, Cl. SA, 37.718%, 12/18/32(6)                            1,125,435         153,467
Trust 2002-77, Cl. SH, 44.751%, 12/18/32(6)                              432,815          74,608
Trust 2002-89, Cl. S, 68.579%, 1/25/33(6)                              1,760,980         281,209
Trust 2002-9, Cl. MS, 33.676%, 3/25/32(6)                                399,088          61,960
Trust 2002-90, Cl. SN, 46.757%, 8/25/32(6)                               609,503          79,865
Trust 2002-90, Cl. SY, 49.323%, 9/25/32(6)                               261,662          33,480
Trust 2003-117, Cl. KS, 53.113%, 8/25/33(6)                            9,989,289       1,390,292
Trust 2003-33, Cl. SP, 53.722%, 5/25/33(6)                             1,510,217         229,011
Trust 2003-46, Cl. IH, 0%, 6/1/33(6,7)                                 3,224,936         377,052
Trust 2003-89, Cl. XS, 49.753%, 11/25/32(6)                            1,689,838         100,703
Trust 2004-54, Cl. DS, 48.142%, 11/25/30(6)                              664,930         100,448
Trust 2004-56, Cl. SE, 15.626%, 10/25/33(6)                            1,773,315         271,404
Trust 2005-19, Cl. SA, 64.172%, 3/25/35(6)                             7,765,033       1,110,631
Trust 2005-40, Cl. SA, 61.577%, 5/25/35(6)                             1,711,183         238,412
Trust 2005-6, Cl. SE, 78.842%, 2/25/35(6)                              2,374,263         366,167
Trust 2005-71, Cl. SA, 68.313%, 8/25/25(6)                             1,977,542         296,288
Trust 2005-87, Cl. SE, 99.999%, 10/25/35(6)                            4,979,091         662,227
Trust 2005-87, Cl. SG, 66.257%, 10/25/35(6)                            9,197,433       1,357,443
Trust 2006-42, Cl. LI, 22.237%, 6/25/36(6)                             4,828,607         577,202
Trust 2006-51, Cl. SA, 43.685%, 6/25/36(6)                            21,031,274       2,772,950
Trust 222, Cl. 2, 17.174%, 6/1/23(6)                                   1,068,199         203,713
Trust 252, Cl. 2, 24.094%, 11/1/23(6)                                    859,216         182,299
Trust 303, Cl. IO, 19.161%, 11/1/29(6)                                   310,143          73,341
Trust 308, Cl. 2, 14.365%, 9/1/30(6)                                     786,566         177,668
Trust 320, Cl. 2, 7.389%, 4/1/32(6)                                    3,268,920         763,776
Trust 321, Cl. 2, 0.024%, 4/1/32(6)                                    2,929,687         666,492
Trust 331, Cl. 9, 0.546%, 2/1/33(6)                                      874,246         186,550


                       6 | Oppenheimer Capital Income Fund

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS May 28, 2010 (Unaudited)*

                                                                      Principal
                                                                        Amount         Value
                                                                     -----------   -------------
MORTGAGE-BACKED OBLIGATIONS CONTINUED
FHLMC/FNMA/FHLB/SPONSORED CONTINUED
Trust 334, Cl. 17, 7.703%, 2/1/33(6)                                 $   521,854   $      92,571
Trust 338, Cl. 2, 7.432%, 7/1/33(6)                                      678,984         131,761
Trust 339, Cl. 12, 0%, 7/1/33(6,7)                                     2,206,892         519,760
Trust 339, Cl. 7, 0%, 7/1/33(6,7)                                      3,164,108         588,962
Trust 343, Cl. 13, 6.315%, 9/1/33(6)                                   1,979,879         358,160
Trust 343, Cl. 18, 5.173%, 5/1/34(6)                                     654,220          98,372
Trust 345, Cl. 9, 2.938%, 1/1/34(6)                                    1,695,310         308,985
Trust 351, Cl. 10, 5.38%, 4/1/34(6)                                      791,256         142,083
Trust 351, Cl. 8, 5.747%, 4/1/34(6)                                    1,261,820         220,688
Trust 356, Cl. 10, 1.566%, 6/1/35(6)                                   1,069,575         193,520
Trust 356, Cl. 12, 0%, 2/1/35(6,7)                                       539,720          97,074
Trust 362, Cl. 12, 3.448%, 8/1/35(6)                                   2,982,991         623,822
Trust 362, Cl. 13, 3.823%, 8/1/35(6)                                   1,645,918         349,614
Trust 364, Cl. 16, 0%, 9/1/35(6,7)                                     2,221,075         339,073
Trust 365, Cl. 16, 0%, 3/1/36(6,7)                                     6,418,200       1,187,163
Federal National Mortgage Assn., Principal-Only Stripped
   Mtg.-Backed Security, Trust 1993-184, Cl. M, 5.115%, 9/25/23(8)       404,659         367,484
                                                                                   -------------
                                                                                     424,554,189
                                                                                   -------------
GNMA/GUARANTEED--2.0%
Government National Mortgage Assn.:
4.50%, 6/1/40(9)                                                      30,700,000      31,515,453
8.50%, 8/1/17-12/15/17                                                    91,741         100,957
Government National Mortgage Assn., Interest-Only Stripped
   Mtg.-Backed Security:
Series 2001-21, Cl. SB, 82.453%, 1/16/27(6)                              757,352         116,254
Series 2002-15, Cl. SM, 67.249%, 2/16/32(6)                              701,782         110,713
Series 2002-41, Cl. GS, 69.799%, 6/16/32(6)                              411,003          92,255
Series 2002-76, Cl. SY, 75.354%, 12/16/26(6)                           1,883,612         309,672
Series 2004-11, Cl. SM, 59.649%, 1/17/30(6)                              617,017         110,722
Series 2006-47, Cl. SA, 76.82%, 8/16/36(6)                            11,083,999       1,597,347
                                                                                   -------------
                                                                                      33,953,373
                                                                                   -------------
NON-AGENCY--4.7%
COMMERCIAL--2.6%
Banc of America Commercial Mortgage, Inc., Commercial Mtg.
Pass-Through Certificates:
Series 2006-1, Cl. AM, 5.421%, 9/1/45                                  8,460,000       7,585,189
Series 2007-1, Cl. A4, 5.451%, 1/1/17                                  2,525,000       2,458,707
Citigroup Commercial Mortgage Trust 2008-C7, Commercial Mtg.
   Pass-Through Certificates, Series 2008-C7, Cl. AM, 6.094%,
   12/1/49(4)                                                          3,635,000       3,064,996
Citigroup, Inc./Deutsche Bank 2007-CD4 Commercial Mortgage Trust,
   Commercial Mtg. Pass-Through Certificates:
Series 2007-CD4, Cl. A2B, 5.205%, 12/11/49                             3,140,000       3,204,168
Series 2007-CD4, Cl. A4, 5.322%, 12/1/49                               1,375,000       1,304,489


                       7 | Oppenheimer Capital Income Fund

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS May 28, 2010 (Unaudited)*

                                                                      Principal
                                                                        Amount         Value
                                                                     -----------   -------------
MORTGAGE-BACKED OBLIGATIONS CONTINUED
COMMERCIAL CONTINUED
First Horizon Alternative Mortgage Securities Trust 2007-FA2,
   Mtg. Pass-Through Certificates, Series 2007-FA2, Cl. 1A1,
   5.50%, 4/25/37                                                    $    81,756   $      59,107
GE Capital Commercial Mortgage Corp., Commercial Mtg.
   Obligations, Series 2004-C3, Cl. A2, 4.433%, 7/10/39                  318,475         323,340
GS Mortgage Securities Corp. II, Commercial Mtg. Obligations,
   Series 2001-LIBA, Cl. B, 6.733%, 2/10/16(3)                         2,415,000       2,507,934
Impac CMB Trust Series 2005-4, Collateralized Asset-Backed
   Bonds, Series 2005-4, Cl. 1A1A, 0.883%, 5/25/35(4)                  2,213,976       1,627,102
JPMorgan Chase Commercial Mortgage Securities Corp., Commercial
   Mtg. Pass-Through Certificates:
Series 2005-LDP4, Cl. AM, 4.999%, 10/1/42                              3,200,000       2,955,542
Series 2007-LDP10, Cl. A3S, 5.317%, 4/1/13                             2,205,000       2,163,632
Series 2007-LD12, Cl. A2, 5.827%, 2/15/51                                520,000         539,529
JPMorgan Mortgage Trust 2007-S3, Mtg. Pass-Through
   Certificates, Series 2007-S3, Cl. 1A90, 7%, 7/1/37                  2,890,659       2,304,251
LB-UBS Commercial Mortgage Trust 2006-C1, Commercial Mtg.
   Pass-Through Certificates, Series 2006-C1, Cl. A2, 5.084%,
   2/11/31                                                             3,198,305       3,241,803
LB-UBS Commercial Mortgage Trust 2007-C1, Commercial Mtg.
   Pass-Through Certificates, Series 2007-C1, Cl. A2, 5.318%,
   1/15/12                                                             1,685,000       1,715,492
Merrill Lynch Mortgage Investors Trust 2005-A5, Mtg.
   Pass-Through Certificates, Series 2005-A5, Cl. A9, 3.256%,
   6/1/35(4)                                                           2,318,877       2,153,535
Morgan Stanley Resecuritization Trust, Automobile Receivable
   Nts., Series 2010-F, Cl. A, 0.588%, 6/17/11(2, 4)                   1,315,000       1,299,378
Wachovia Bank Commercial Mortgage Trust 2007-C33, Commercial
   Mtg. Pass-Through Certificates, Series
   2007-C33, Cl. A4, 5.902%, 2/1/51(4)                                 1,800,000       1,687,497
Wachovia Bank Commercial Mortgage Trust 2007-C34, Commercial
   Mtg. Pass-Through Certificates, Series 2007-C34, Cl. A3,
   5.678%, 7/1/17                                                      1,835,000       1,764,840
Wells Fargo Mortgage-Backed Securities 2005-AR1 Trust, Mtg.
   Pass-Through Certificates, Series 2005-AR1, Cl. 1A1, 2.867%,
   2/1/35(4)                                                           1,302,161       1,207,799
                                                                                   -------------
                                                                                      43,168,330
                                                                                   -------------
MANUFACTURED HOUSING--0.1%
Wells Fargo Mortgage-Backed Securities 2006-AR2 Trust, Mtg.
   Pass-Through Certificates, Series 2006-AR2, Cl. 2A5, 4.896%,
   3/25/36(4)                                                          1,921,627       1,689,246
                                                                                   -------------
MULTIFAMILY--0.6%
Bear Stearns ARM Trust 2005-10, Mtg. Pass-Through Certificates,
   Series 2005-10, Cl. A3, 3.888%, 10/1/35(4)                          6,030,000       5,107,126
GE Capital Commercial Mortgage Corp., Commercial Mtg.
   Pass-Through Certificates, Series 2001-3, Cl. A2, 6.07%, 6/1/38     2,305,000       2,410,094
Merrill Lynch Mortgage Investors Trust 2005-A2, Mtg.
   Pass-Through Certificates, Series 2005-A2, Cl. A2, 2.80%,
   2/1/35(4)                                                           1,794,990       1,758,227
                                                                                   -------------
                                                                                       9,275,447


                       8 | Oppenheimer Capital Income Fund

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS May 28, 2010 (Unaudited)*

                                                                      Principal
                                                                        Amount         Value
                                                                     -----------   -------------
MORTGAGE-BACKED OBLIGATIONS CONTINUED
OTHER--0.3%
Greenwich Capital Commercial Mortgage 2007-GG9, Commercial Mtg.
   Pass-Through Certificates, Series 2007-GG9, Cl. A4, 5.444%,
   3/1/39                                                            $ 5,315,000   $   5,147,078
                                                                                   -------------
RESIDENTIAL--1.1%
CHL Mortgage Pass-Through Trust 2006-6, Mtg. Pass-Through
   Certificates, Series 2006-6, Cl. A3, 6%, 4/1/36                     2,398,623       2,123,968
Countrywide Alternative Loan Trust 2005-J10, Mtg. Pass-Through
   Certificates, Series 2005-J10, Cl. 1A17, 5.50%, 10/1/35             7,840,000       6,197,972
CWALT Alternative Loan Trust 2005-21CB, Mtg. Pass-Through
   Certificates, Series 2005-21CB, Cl. A7, 5.50%, 6/1/35               2,695,450       2,166,770
GSR Mortgage Loan Trust 2006-5F, Mtg. Pass-Through
   Certificates, Series 2006-5F, Cl. 2A1, 6%, 6/1/36                   2,403,597       2,149,093
Structured Adjustable Rate Mortgage Loan Trust, Mtg.
   Pass-Through Certificates, Series 2004-5, Cl. 3 A1, 2.448%,
   5/1/34(4)                                                           3,907,742       3,618,914
Wells Fargo Mortgage-Backed Securities 2004-R Trust, Mtg.
   Pass-Through Certificates, Series 2004-R, Cl. 2A1, 3.003%,
   9/1/34(4)                                                           2,188,373       2,177,498
                                                                                   -------------
                                                                                      18,434,215
                                                                                   -------------
Total Mortgage-Backed Obligations (Cost $520,089,178)                                536,221,878
                                                                                   -------------
ASSET-BACKED SECURITIES--7.5%
Ally Master Owner Trust 2010-1, Asset-Backed Certificates,
   Series 2010-1, Cl. A, 2.087%, 1/15/13(2, 4)                         1,710,000       1,735,567
Ally Master Owner Trust 2010-3, Asset-Backed Certificates,
   Series 2010-3, Cl. A, 2.88%, 4/15/13(3)                             1,390,000       1,396,456
AmeriCredit Prime Automobile Receivables Trust 2010-1,
   Automobile Receivables Nts., Series 2010-1, Cl. A2, 0.97%,
   1/15/13                                                               745,000         743,833
AmeriCredit Prime Automobile Receivables Trust 2010-2,
   Automobile Receivables Nts., Series 2010-2, Cl. A2, 1.22%,
   10/8/13                                                               690,000         688,165
Argent Securities Trust 2004-W8, Asset-Backed Pass-Through
   Certificates, Series 2004-W8, Cl. A2, 0.823%, 5/25/34(4)            2,123,397       1,865,587
Bank of America Credit Card Trust, Credit Card Asset-Backed
   Certificates, Series 2006-A16, Cl. A16, 4.72%, 5/15/13              5,650,000       5,770,205
Bayview Financial Mortgage Pass-Through Trust 2006-A, Mtg.
   Pass-Through Certificates, Series 2006-A, Cl. 2A4, 0.654%,
   2/28/41(4)                                                          2,171,114       1,721,655
Blade Engine Securitization Ltd., Asset-Backed Certificates,
   Series 2006-1A, Cl. B, 3.337%, 9/15/41(2, 4)                       13,412,177       9,522,646
Capital One Multi-Asset Execution Trust, Credit Card
   Asset-Backed Certificates, Series 2009-A2, Cl. A2, 3.20%,
   6/15/11                                                             1,970,000       2,013,973
Centre Point Funding LLC, Asset-Backed Nts., Series 2010-1A,
   Cl. 1, 5.43%, 7/20/15(3)                                              537,012         546,307
Chrysler Financial Lease Trust, Asset-Backed Nts., Series
   2010-A, Cl. A2, 1.78%, 6/15/11(3)                                   1,835,000       1,841,337


                       9 | Oppenheimer Capital Income Fund

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS May 28, 2010 (Unaudited)*

                                                                      Principal
                                                                        Amount         Value
                                                                     -----------   -------------
ASSET-BACKED SECURITIES CONTINUED
CIT Equipment Collateral, Asset-Backed Certificates, Series
   2009-VT1, Cl. A2, 2.20%, 10/15/10(3)                              $ 2,322,361   $   2,326,802
Citibank Credit Card Issuance Trust, Credit Card Receivable
   Nts., Series 2003-C4, Cl. C4, 5%, 6/10/15                             430,000         444,194
CNH Equipment Trust, Asset-Backed Certificates:
Series 2009-B, Cl. A3, 2.97%, 3/15/13                                  2,025,158       2,045,837
Series 2010-A, Cl. A2, 0.81%, 3/25/15                                  2,110,000       2,106,695
Countrywide Home Loans, Asset-Backed Certificates:
Series 2002-4, Cl. A1, 1.083%, 2/25/33(4)                                 44,821          38,554
Series 2005-16, Cl. 2AF2, 5.382%, 5/1/36(4)                              781,783         603,310
Series 2005-17, Cl. 1AF2, 5.363%, 5/1/36(4)                              438,836         356,565
CWHEQ Home Equity Loan Trust, Home Equity Loan Asset-Backed
   Certificates:
Series 2006-S2, Cl. A2, 5.627%, 7/1/27                                 6,213,369       5,048,465
Series 2006-S5, Cl. A2, 5.681%, 6/1/35                                17,831,617      11,713,910
Discover Card Master Trust, Credit Card Receivables., Series
   2008-A3, Cl. A3, 5.10%, 10/15/13                                    1,660,000       1,720,370
DT Auto Owner Trust, Automobile Receivables Nts., Series
   2009-1, Cl. A1, 2.98%, 10/15/15                                     1,425,603       1,427,953
Ellington Loan Acquisition Trust 2007-1, Mtg. Pass-Through
   Certificates, Series 2007-1, Cl. A2A2, 1.143%, 5/27/37(3, 4)        2,341,784       2,025,854
Ford Credit Auto Lease Trust, Automobile Receivable Nts.,
   Series 2010-A, Cl. A, 1.04%, 3/15/13(3)                             1,600,000       1,600,706
Ford Credit Auto Owner Trust, Automobile Receivables Nts.:
Series 2009-B, Cl. A2, 2.10%, 11/15/11                                 1,019,905       1,022,542
Series 2009-E, Cl. A2, 0.80%, 3/15/12                                  3,535,000       3,532,852
Series 2010-A, Cl. A4, 2.15%, 6/15/15                                  2,425,000       2,440,720
Ford Credit Floorplan Master Owner Trust 2009-2, Asset-Backed
   Nts., Series 2009-2, Cl. A, 1.887%, 9/15/12(4)                      1,700,000       1,717,186
Ford Credit Floorplan Master Owner Trust 2010-1, Asset-Backed
   Nts., Series 2010-1, Cl. A, 1.987%, 12/15/14(4)                     1,770,000       1,790,669
GE Capital Credit Card Master Note Trust, Asset-Backed Nts.,
   Series 2009-2, Cl. A, 3.69%, 7/15/15                                  870,000         900,775
GMACM Home Equity Loan Trust 2007-HE2, GMACM Home Equity
   Loan-Backed Term Nts.:
Series 2007-HE2, Cl. A2, 6.054%, 12/1/37                              18,513,115       9,362,700
Series 2007-HE2, Cl. A4, 6.424%, 12/1/37(4)                           35,144,135      17,884,794
Harley-Davidson Motorcycle Trust 2009-2, Motorcycle
   Contract-Backed Nts., Series 2009-2, Cl. A2, 2%, 7/15/12            2,838,719       2,848,683
Home Equity Mortgage Trust 2005-HF1, Home Equity Loan-Backed Nts.:
Series 2005-HF1, Cl. A2B, 0.693%, 2/25/36(4)                           1,796,608         783,866
Series 2005-HF1, Cl. A2B, 0.693%, 2/25/36(4)                           1,353,190         590,401
Honda Auto Receivables 2009-3 Owner Trust, Automobile
   Asset-Backed Nts., Series 2009-3, Cl. A2, 1.50%, 8/15/11            1,537,737       1,540,940
HSBC Credit Card Master Note Trust (USA) I, Asset-Backed
   Securities, Series 2007-1, Cl. A, 0.387%, 4/15/13(4)                1,845,000       1,843,749
HSBC Home Equity Loan Trust 2005-3, Closed-End Home Equity Loan
   Asset-Backed Certificates, Series 2005-3, Cl. A1, 0.60%,
   1/20/35(4)                                                            646,551         605,781


                      10 | Oppenheimer Capital Income Fund

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS May 28, 2010 (Unaudited)*

                                                                      Principal
                                                                        Amount         Value
                                                                     -----------   -------------
ASSET-BACKED SECURITIES CONTINUED
MBNA Credit Card Master Note Trust, Credit Card Receivables:
Series 2003-C7, Cl. C7, 1.687%, 3/15/16(4)                           $ 1,800,000   $   1,763,174
Series 2005-A6, Cl. A6, 4.50%, 1/15/13                                 5,475,000       5,519,667
Merrill Auto Trust Securitization 2007-1, Asset-Backed Nts.,
   Series 2007-1, Cl. A4, 0.397%, 12/15/13(4)                          1,778,746       1,769,942
Morgan Stanley Structured Trust I 2001-1, Asset-Backed
   Certificates, Series 2004-1, Cl. A1, 0.423%, 6/25/37(4)             1,815,704       1,656,197
Navistar Financial Dealer Note Master Owner Trust, Asset-Backed
   Nts., Series 2010-1, Cl. A, 1.913%, 1/26/15(3, 4)                   2,850,000       2,851,380
Nissan Master Owner Trust, Automobile Receivables Nts., Series
   2010-AA, Cl. A, 1.487%, 1/15/13(3, 4)                               1,720,000       1,725,847
Option One Mortgage Loan Trust 2006-2, Asset-Backed
   Certificates, Series 2006-2, Cl. 2A2, 0.443%, 7/1/36(4)             1,083,587         651,386
Structured Asset Investment Loan Trust, Mtg. Pass-Through
   Certificates, Series 2006-BNC3, Cl. A2, 0.383%, 9/25/36(4)             15,722          15,676
World Financial Network Credit Card Master Note Trust, Credit
   Card Receivables:
Series 2009-A, Cl. A, 4.60%, 9/15/15                                   1,680,000       1,733,472
Series 2009-C, Cl. A, 2.36%, 5/15/14                                   1,740,000       1,742,231
                                                                                   -------------
Total Asset-Backed Securities (Cost $125,598,181)                                    125,599,576
                                                                                   -------------
U.S. GOVERNMENT OBLIGATIONS--0.6%
Federal Home Loan Mortgage Corp. Nts.:
2.875%, 2/9/15                                                         3,820,000       3,912,207
5.25%, 4/18/16                                                         1,600,000       1,817,494
Federal National Mortgage Assn. Nts.:
2.625%, 11/20/14                                                       2,525,000       2,583,194
4.875%, 12/15/16                                                         760,000         846,294
5%, 3/15/16                                                            1,010,000       1,135,611
                                                                                   -------------
Total U.S. Government Obligations (Cost $10,078,384)                                  10,294,800
                                                                                   -------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES--16.5%
CONSUMER DISCRETIONARY--2.5%
AUTO COMPONENTS--0.1%
Lear Corp., 8.125% Sr. Unsec. Nts., 3/15/20                            1,700,000       1,670,250
                                                                                   -------------
AUTOMOBILES--0.3%
Daimler Finance North America LLC, 6.50% Sr. Unsec. Unsub. Nts.,
   11/15/13                                                            1,510,000       1,682,252
Ford Motor Credit Co. LLC, 9.75% Sr. Unsec. Nts., 9/15/10              3,270,000       3,317,039
                                                                                   -------------
                                                                                       4,999,291
                                                                                   -------------
DIVERSIFIED CONSUMER SERVICES--0.1%
Service Corp. International, 6.75% Sr. Unsec. Nts., 4/1/15             1,695,000       1,686,525
                                                                                   -------------
HOTELS, RESTAURANTS & LEISURE--0.2%
Hyatt Hotels Corp., 5.75% Sr. Unsec. Unsub. Nts., 8/15/15(3)           1,730,000       1,805,521
Marriott International, Inc., 6.20% Sr. Unsec. Unsub. Nts.,
   6/15/16                                                             1,880,000       2,001,288
                                                                                   -------------
                                                                                       3,806,809
                                                                                   -------------
HOUSEHOLD DURABLES--0.2%
Fortune Brands, Inc., 6.375% Sr. Unsec. Unsub. Nts., 6/15/14           2,480,000       2,736,673


                      11 | Oppenheimer Capital Income Fund

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS May 28, 2010 (Unaudited)*

                                                                      Principal
                                                                        Amount         Value
                                                                     -----------   -------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES CONTINUED
LEISURE EQUIPMENT & PRODUCTS--0.2%
Mattel, Inc.:
5.625% Sr. Unsec. Nts., 3/15/13                                      $ 1,475,000   $   1,596,297
6.125% Sr. Unsec. Nts., 6/15/11                                        1,610,000       1,681,056
                                                                                   -------------
                                                                                       3,277,353
                                                                                   -------------
MEDIA--1.1%
CBS Corp., 8.875% Sr. Unsec. Nts., 5/15/19                             1,580,000       1,937,159
Comcast Cable Communications Holdings, Inc., 9.455% Sr. Unsec.
   Nts., 11/15/22                                                      1,030,000       1,387,179
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 7.625% Sr.
Unsec. Unsub. Nts., 5/15/16                                            3,081,000       3,331,473
DISH DBS Corp., 7.875% Sr. Unsec. Nts., 9/1/19                         1,490,000       1,512,350
Grupo Televisa SA, 6.625% Sr. Unsec. Bonds, 1/15/40                    1,413,000       1,421,571
Lamar Media Corp., 9.75% Sr. Unsec. Nts., 4/1/14                       1,540,000       1,674,750
NBC Universal, Inc., 6.40% Nts., 4/30/40(3)                              924,000         962,496
Time Warner Cable, Inc., 6.75% Sr. Unsec. Unsub. Nts., 6/15/39           230,000         248,008
Time Warner Cos., Inc., 9.125% Debs., 1/15/13                          1,180,000       1,373,919
Time Warner Entertainment Co. LP, 8.375% Sr. Nts., 7/15/33               604,000         734,533
Viacom, Inc., 7.875% Sr. Unsec. Debs., 7/30/30                           951,000       1,046,051
Virgin Media Secured Finance plc, 6.50% Sr. Sec. Nts., 1/15/18(3)      1,710,000       1,688,625
                                                                                   -------------
                                                                                      17,318,114
                                                                                   -------------
MULTILINE RETAIL--0.1%
J.C. Penney Co., Inc., (Holding Co.), 7.40% Nts., 4/1/37               1,630,000       1,682,975
                                                                                   -------------
SPECIALTY RETAIL--0.2%
Limited Brands, Inc., 7% Sr. Unsec. Unsub. Nts., 5/1/20                1,682,000       1,682,000
Staples, Inc., 7.75% Sr. Unsec. Unsub. Nts., 4/1/11                    2,120,000       2,226,091
                                                                                   -------------
                                                                                       3,908,091
                                                                                   -------------
CONSUMER STAPLES--1.5%
BEVERAGES--0.2%
Anheuser-Busch InBev Worldwide, Inc., 7.75% Sr. Unsec. Unsub.
   Nts., 1/15/19(3)                                                    1,820,000       2,160,456
Constellation Brands, Inc., 8.375% Sr. Nts., 12/15/14                  1,225,000       1,280,125
                                                                                   -------------
                                                                                       3,440,581
                                                                                   -------------
FOOD & STAPLES RETAILING--0.1%
Delhaize America, Inc., 9% Unsub. Debs., 4/15/31                         785,000       1,035,220
                                                                                   -------------
FOOD PRODUCTS--1.1%
Bunge Ltd. Finance Corp.:
5.35% Sr. Unsec. Unsub. Nts., 4/15/14                                    460,000         489,777
8.50% Sr. Unsec. Nts., 6/15/19                                           975,000       1,137,384
Chiquita Brands International, Inc.:
7.50% Sr. Unsec. Nts., 11/1/14                                         5,000,000       4,875,000
8.875% Sr. Unsec. Unsub. Nts., 12/1/15                                10,000,000       9,775,000
Sara Lee Corp., 6.25% Sr. Unsec. Unsub. Nts., 9/15/11                  1,330,000       1,415,313
                                                                                   -------------
                                                                                      17,692,474
                                                                                   -------------
TOBACCO--0.1%
Altria Group, Inc., 9.70% Sr. Unsec. Nts., 11/10/18                    1,338,000       1,624,740
Lorillard Tobacco Co., 8.125% Sr. Unsec. Nts., 5/1/40                    985,000         977,093
                                                                                   -------------
                                                                                       2,601,833
                                                                                   -------------


                      12 | Oppenheimer Capital Income Fund

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS May 28, 2010 (Unaudited)*

                                                                      Principal
                                                                        Amount         Value
                                                                     -----------   -------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES CONTINUED
ENERGY--1.7%
ENERGY EQUIPMENT & SERVICES--0.2%
Pride International, Inc., 8.50% Sr. Nts., 6/15/19                   $ 1,960,000   $   2,156,000
Weatherford International Ltd., 6.50% Sr. Unsec. Bonds, 8/1/36         1,165,000       1,116,237
Weatherford International, Inc., 6.625% Sr. Unsec. Unsub. Nts.,
   Series B, 11/15/11                                                    296,000         314,094
                                                                                   -------------
                                                                                       3,586,331
                                                                                   -------------
OIL, GAS & CONSUMABLE FUELS--1.5%
Anadarko Petroleum Corp., 6.45% Sr. Unsec. Nts., 9/15/36                 910,000         864,200
DCP Midstream LLC, 9.75% Sr. Unsec. Unsub. Nts., 3/15/19(3)              654,000         836,084
Duke Energy Field Services LLC, 7.875% Unsec. Nts., 8/16/10            1,320,000       1,337,145
El Paso Corp., 8.25% Sr. Unsec. Nts., 2/15/16                          1,775,000       1,846,000
Energy Transfer Partners LP, 7.50% Sr. Unsec. Unsub. Bonds, 7/1/38       671,000         721,922
Enterprise Products Operating LLP, 7.50% Sr. Unsec. Unsub. Nts.,
   2/1/11                                                              1,595,000       1,650,870
Kaneb Pipe Line Operating Partnership LP, 5.875% Sr. Unsec. Nts.,
   6/1/13                                                              2,960,000       3,191,170
Nexen, Inc., 6.40% Sr. Unsec. Unsub. Bonds, 5/15/37                      558,000         561,769
Peabody Energy Corp., 6.875% Sr. Unsec. Nts., Series B, 3/15/13        1,635,000       1,651,350
Pipeline Funding Co. LLC, 7.50% Sr. Sec. Nts., 1/15/30(3)              1,181,000       1,245,409
Ras Laffan Liquefied Natural Gas Co. Ltd. III, 5.50% Sr. Sec.
   Nts., 9/30/14(3)                                                      945,000       1,014,509
Rockies Express Pipeline LLC:
3.90% Sr. Unsec. Unsub. Nts., 4/15/15(3)                               1,420,000       1,398,552
5.625% Sr. Unsec. Unsub. Nts., 4/15/20(3)                              1,135,000       1,122,157
Southwestern Energy Co., 7.50% Sr. Nts., 2/1/18                        1,685,000       1,777,675
Valero Logistics Operations LP, 6.05% Nts., 3/15/13                      130,000         138,001
Williams Cos., Inc. Credit, t Linked Certificate Trust V (The),
   6.375% Sr. Unsec. Nts., 10/1/10(3)                                  1,225,000       1,239,696
Williams Partners LP/Williams Partners Finance Corp., 7.25% Sr.
   Unsec. Nts., 2/1/17                                                 1,545,000       1,746,466
Woodside Finance Ltd., 4.50% Nts., 11/10/14(3)                         2,435,000       2,532,064
                                                                                   -------------
                                                                                      24,875,039
                                                                                   -------------
FINANCIALS--5.8%
CAPITAL MARKETS--0.6%
Blackstone Holdings Finance Co. LLC, 6.625% Sr. Unsec. Nts.,
   8/15/19(3)                                                          2,635,000       2,754,574
Discover Bank, 7% Sub. Nts., 4/15/20                                   1,675,000       1,653,838
Goldman Sachs Capital, Inc. (The), 6.345% Sub. Bonds, 2/15/34          1,785,000       1,530,771
Goldman Sachs Group, Inc., 5.375% Sr. Unsec. Unsub. Nts., 3/15/20      1,752,000       1,693,396
Morgan Stanley:                                                          670,000         661,836
5.55% Sr. Unsec. Unsub. Nts., Series F, 4/27/17
6.25% Sr. Unsec. Nts., 8/28/17                                         1,000,000       1,004,022
7.30% Sr. Unsec. Nts., 5/13/19                                           795,000         836,392
                                                                                   -------------
                                                                                      10,134,829
                                                                                   -------------


                      13 | Oppenheimer Capital Income Fund

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS May 28, 2010 (Unaudited)*

                                                                      Principal
                                                                        Amount         Value
                                                                     -----------   -------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES CONTINUED
COMMERCIAL BANKS--1.4%
Barclays Bank plc, 6.278% Perpetual Bonds(11)                        $ 3,810,000   $   2,705,100
City National Capital Trust I, 9.625% Jr. Sub. Bonds, 2/1/40           1,763,000       1,800,042
Comerica Capital Trust II, 6.576% Bonds, 2/20/37(4)                    1,996,000       1,676,640
Fifth Third Bancorp, 8.25% Sub. Nts., 3/1/38                             827,000         885,123
Fifth Third Cap Trust IV, 6.50% Jr. Unsec. Sub. Nts., 4/15/37          2,580,000       2,083,350
HSBC Finance Capital Trust IX, 5.911% Nts., 11/30/35(4)                2,670,000       2,276,175
Key Bank NA, 5.80% Unsec. Sub. Nts., 7/1/14                            1,045,000       1,109,854
Lloyds TSB Bank plc, 5.80% Nts., 1/13/20(3)                            3,008,000       2,830,742
Regions Financial Corp., 5.75% Sr. Unsec. Unsub. Nts., 6/15/15         3,080,000       3,053,534
Wells Fargo & Co., 7.98% Jr. Sub. Perpetual Bonds, Series K(11)        4,980,000       5,067,150
                                                                                   -------------
                                                                                      23,487,710
                                                                                   -------------
CONSUMER FINANCE--0.2%
Capital One Capital IV, 6.745% Sub. Bonds, 2/17/37(4)                  1,353,000       1,129,755
Capital One Capital V, 10.25% Cum. Jr. Unsec. Sub. Nts., 8/15/39       1,300,000       1,405,625
SLM Corp., 8% Sr. Nts., 3/25/20                                        1,703,000       1,517,271
                                                                                   -------------
                                                                                       4,052,651
                                                                                   -------------
DIVERSIFIED FINANCIAL SERVICES--1.2%
Citigroup, Inc., 6.01% Sr. Unsec. Nts., 1/15/15                        5,230,000       5,447,003
JPMorgan Chase & Co., 7.90% Perpetual Bonds, Series 1(11)             10,315,000      10,526,788
Merrill Lynch & Co., Inc., 7.75% Jr. Sub. Bonds, 5/14/38               3,683,000       3,809,817
                                                                                   -------------
                                                                                      19,783,608
                                                                                   -------------
INSURANCE--1.9%
American International Group, Inc., 5.05% Sr. Unsec. Nts., 10/1/15     3,320,000       2,888,400
AXA SA, 6.463% Jr. Unsec. Sub. Perpetual Bonds(3, 11)                  3,365,000       2,658,350
Burlington Northern Santa Fe LLC, 5.75% Sr. Unsec. Bonds, 5/1/40       2,290,000       2,307,993
Genworth Financial, Inc., 8.625% Sr. Unsec. Unsub. Nts., 12/15/16      2,800,000       3,018,064
Hartford Financial Services Group, Inc. (The), 5.25% Sr. Unsec.
   Nts., 10/15/11                                                      1,685,000       1,733,284
Irish Life & Permanent Group Holdings plc, 3.60% Sr. Unsec.
   Unsub. Nts., 1/14/13(3)                                             2,230,000       2,251,192
Lincoln National Corp.:
6.05% Jr. Unsec. Sub. Bonds, 4/20/67                                   1,325,000       1,033,500
7% Jr. Sub. Bonds, 5/17/66(4)                                          2,200,000       1,826,000
Marsh & McLennan Cos., Inc., 5.15% Sr. Unsec. Nts., 9/15/10            1,668,000       1,684,273
MetLife, Inc., 10.75% Jr. Sub. Nts., 8/1/39                            5,000,000       5,987,415
Principal Life Global Funding I, 4.40% Sr. Sec. Nts., 10/1/10(3)       1,660,000       1,672,317
Swiss Re Capital I LP, 6.854% Perpetual Bonds(3, 11)                   3,291,000       2,668,787
ZFS Finance USA Trust IV, 5.875% Sub. Bonds, 5/9/32(3)                 1,895,000       1,668,591
                                                                                   -------------
                                                                                      31,398,166
                                                                                   -------------
REAL ESTATE INVESTMENT TRUSTS--0.5%
AvalonBay Communities, Inc., 6.625% Sr. Unsec. Unsub. Nts.,
   9/15/11                                                               715,000         755,555


                      14 | Oppenheimer Capital Income Fund

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS May 28, 2010 (Unaudited)*

                                                                      Principal
                                                                        Amount         Value
                                                                     -----------   -------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES CONTINUED
REAL ESTATE INVESTMENT TRUSTS CONTINUED
BioMed Realty LP, 6.125% Sr. Unsec. Nts., 4/15/20(3)                 $   840,000   $     860,876
Brandywine Operating Partnership LP, 5.75% Sr. Unsec. Unsub.
   Nts., 4/1/12                                                          859,000         891,434
Digital Realty Trust LP, 5.875% Unsec. Unsub. Bonds, 2/1/20(3)         1,730,000       1,744,266
Liberty Property LP, 7.25% Sr. Unsec. Unsub. Nts., 3/15/11             1,670,000       1,729,263
Mack-Cali Realty LP, 5.25% Sr. Unsec. Unsub. Nts., 1/15/12               652,000         676,839
ProLogis, 7.625% Sr. Unsec. Nts., 8/15/14                              1,465,000       1,564,922
                                                                                   -------------
                                                                                       8,223,155
                                                                                   -------------
HEALTH CARE--0.7%
HEALTH CARE PROVIDERS & SERVICES--0.2%
HCA, Inc., 8.50% Sr. Sec. Nts., 4/15/19(3)                             1,595,000       1,674,750
WellPoint, Inc., 5% Sr. Unsec. Unsub. Nts., 1/15/11                    1,360,000       1,390,884
                                                                                   -------------
                                                                                       3,065,634
                                                                                   -------------
LIFE SCIENCES TOOLS & SERVICES--0.4%
Fisher Scientific International, Inc., 6.125% Sr. Unsec. Sub.
   Nts., 7/1/15                                                        2,925,000       3,027,439
Life Technologies Corp., 6% Sr. Nts., 3/1/20                           2,850,000       3,023,357
                                                                                   -------------
                                                                                       6,050,796
                                                                                   -------------
PHARMACEUTICALS--0.1%
Watson Pharmaceuticals, Inc., 6.125% Sr. Unsec. Nts., 8/15/19          1,695,000       1,817,947
INDUSTRIALS--1.2%
AEROSPACE & DEFENSE--0.4%
Alliant Techsystems, Inc., 6.75% Sr. Sub. Nts., 4/1/16                 1,498,000       1,483,020
L-3 Communications Corp., 5.875% Sr. Sub. Nts., 1/15/15                1,785,000       1,780,538
Meccanica Holdings USA, Inc.:                                            830,000         754,780
6.25% Sr. Nts., 1/15/40(3)
7.375% Sr. Unsec. Unsub. Nts., 7/15/39(3)                              2,060,000       2,232,097
                                                                                   -------------
                                                                                       6,250,435
                                                                                   -------------
COMMERCIAL SERVICES & SUPPLIES--0.3%
Browning-Ferris Industries, Inc., 7.40% Sr. Unsec. Debs., 9/15/35      1,195,000       1,377,233
Corrections Corp. of America, 7.75% Sr. Nts., 6/1/17                   1,661,000       1,723,288
R.R. Donnelley & Sons Co., 5.625% Sr. Unsec. Nts., 1/15/12             1,615,000       1,675,319
Republic Services, Inc., 6.75% Sr. Unsec. Unsub. Nts., 8/15/11         1,240,000       1,311,673
                                                                                   -------------
                                                                                       6,087,513
                                                                                   -------------
ELECTRICAL EQUIPMENT--0.1%
Roper Industries, Inc., 6.25% Sr. Nts., 9/1/19                         1,753,000       1,893,920
                                                                                   -------------
INDUSTRIAL CONGLOMERATES--0.3%
General Electric Capital Corp.:
4.25% Sr. Unsec. Nts., Series A, 6/15/12                               1,475,000       1,529,209
5.50% Sr. Unsec. Nts., 1/8/20                                          1,810,000       1,860,215
Tyco International Ltd./Tyco International Finance SA, 6.875% Sr.
   Unsec. Unsub. Nts., 1/15/21                                         1,390,000       1,638,043
                                                                                   -------------
                                                                                       5,027,467
                                                                                   -------------

MACHINERY--0.1%
SPX Corp., 7.625% Sr. Unsec. Nts., 12/15/14                            1,360,000       1,390,600


                      15 | Oppenheimer Capital Income Fund

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS May 28, 2010 (Unaudited)*

                                                                      Principal
                                                                        Amount         Value
                                                                     -----------   -------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES CONTINUED
INFORMATION TECHNOLOGY--0.3%
COMMUNICATIONS EQUIPMENT--0.1%
Motorola, Inc., 8% Sr. Unsec. Nts., 11/1/11                          $ 1,555,000   $   1,670,910
                                                                                   -------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.2%
Agilent Technologies, Inc., 5.50% Sr. Unsec. Unsub. Nts., 9/14/15      2,744,000       2,972,490
                                                                                   -------------
MATERIALS--1.0%
CHEMICALS--0.2%
Ashland, Inc., 9.125% Sr. Unsec. Nts., 6/1/17                          1,570,000       1,727,000
CF Industries, Inc., 6.875% Sr. Unsec. Unsub. Nts., 5/1/18             1,682,000       1,688,308
                                                                                   -------------
                                                                                       3,415,308
                                                                                   -------------
CONTAINERS & PACKAGING--0.2%
Ball Corp., 7.125% Sr. Unsec. Nts., 9/1/16                             1,790,000       1,843,700
Sealed Air Corp., 7.875% Sr. Nts., 6/15/17(3)                          1,583,000       1,675,835
                                                                                   -------------
                                                                                       3,519,535
                                                                                   -------------
METALS & MINING--0.6%
Freeport-McMoRan Copper & Gold, Inc., 8.375% Sr. Nts., 4/1/17          2,485,000       2,705,976
Teck Resources Ltd., 10.75% Sr. Sec. Nts., 5/15/19                     2,445,000       2,950,665
Vale Inco Ltd., 5.70% Sr. Unsec. Unsub. Nts., 10/15/15                   279,000         295,015
Vale Overseas Ltd., 6.875% Sr. Unsec. Nts., 11/10/39                   1,755,000       1,756,852
Xstrata Canada Corp.:
5.375% Sr. Unsec. Unsub. Nts., 6/1/15                                  1,190,000       1,262,803
6% Sr. Unsec. Unsub. Nts., 10/15/15                                    1,071,000       1,150,415
                                                                                   -------------
                                                                                      10,121,726
                                                                                   -------------
TELECOMMUNICATION SERVICES--1.2%
DIVERSIFIED TELECOMMUNICATION SERVICES--1.1%
AT&T, Inc., 6.30% Sr. Unsec. Bonds, 1/15/38                            1,610,000       1,682,001
British Telecommunications plc, 9.625% Bonds, 12/15/30                 1,071,000       1,341,668
Citizens Communications Co., 6.25% Sr. Nts., 1/15/13                   1,635,000       1,635,000
Deutsche Telekom International Finance BV, 8.50% Unsub. Nts.,
   6/15/10(4)                                                          1,356,000       1,358,974
Embarq Corp., 6.738% Sr. Unsec. Nts., 6/1/13                           1,590,000       1,690,159
Qwest Corp., 7.625% Sr. Unsec. Unsub. Nts., 6/15/15                    1,629,000       1,710,450
Telecom Italia Capital SA, 4.875% Sr. Unsec. Unsub. Nts., 10/1/10      2,795,000       2,822,861
Telefonica Europe BV, 7.75% Unsec. Nts., 9/15/10                       1,320,000       1,344,655
Telus Corp., 8% Nts., 6/1/11                                           1,511,000       1,611,078
Verizon Communications, Inc., 6.40% Sr. Unsec. Nts., 2/15/38           1,055,000       1,120,884
Windstream Corp., 8.625% Sr. Unsec. Unsub. Nts., 8/1/16                1,390,000       1,383,050
                                                                                   -------------
                                                                                      17,700,780
                                                                                   -------------
WIRELESS TELECOMMUNICATION SERVICES--0.1%
American Tower Corp., 7% Sr. Unsec. Nts., 10/15/17                     1,301,000       1,440,858
Rogers Wireless, Inc., 9.625% Sr. Sec. Nts., 5/1/11                      645,000         690,821
                                                                                   -------------
                                                                                       2,131,679
                                                                                   -------------
UTILITIES--0.6%
ELECTRIC UTILITIES--0.2%
Allegheny Energy Supply Co. LLC, 8.25% Bonds, 4/15/12(3)               1,263,000       1,390,093


                      16 | Oppenheimer Capital Income Fund

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS May 28, 2010 (Unaudited)*

                                                                      Principal
                                                                        Amount         Value
                                                                     -----------   -------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES CONTINUED
ELECTRIC UTILITIES CONTINUED
FirstEnergy Solutions Corp., 6.80% Sr. Unsec. Nts., 8/15/39          $ 1,038,000   $   1,000,082
Texas-New Mexico Power Co., 9.50% Sec. Nts., 4/1/19(3)                   420,000         526,855
                                                                                   -------------
                                                                                       2,917,030
                                                                                   -------------
ENERGY TRADERS--0.2%
NRG Energy, Inc., 7.375% Sr. Nts., 2/1/16                              1,625,000       1,576,250
Oncor Electric Delivery Co., 6.375% Sr. Sec. Nts., 1/15/15             2,119,000       2,391,847
                                                                                   -------------
                                                                                       3,968,097
                                                                                   -------------
MULTI-UTILITIES--0.2%
NiSource Finance Corp., 10.75% Sr. Unsec. Nts., 3/15/16                2,080,000       2,670,762
Sempra Energy, 9.80% Sr. Unsec. Nts., 2/15/19                            780,000       1,021,501
                                                                                   -------------
                                                                                       3,692,263
                                                                                   -------------
Total Non-Convertible Corporate Bonds and Notes
   (Cost $268,500,333)                                                               275,091,808
                                                                                   -------------
CONVERTIBLE CORPORATE BONDS AND NOTES--14.3%
CONSUMER DISCRETIONARY--1.5%
LEISURE EQUIPMENT & PRODUCTS--0.1%
Smith & Wesson Holding Corp., 4% Cv. Sr. Unsec. Nts., 12/15/26         1,500,000       1,443,750
                                                                                   -------------
MEDIA--0.5%
Liberty Media Corp., 3.25% Exchangeable Sr. Unsec. Debs., 3/15/31
   (exchangeable for Viacom, Inc., Cl. B common stock or cash
   based on the value thereof)                                        13,500,000       8,386,875
                                                                                   -------------
SPECIALTY RETAIL--0.9%
CSK Auto, Inc., 6.75% Cv. Sr. Unsec. Nts., 12/15/25(3, 4)             11,000,000      15,303,750
                                                                                   -------------
CONSUMER STAPLES--1.5%
FOOD & STAPLES RETAILING--0.8%
Pantry, Inc. (The), 3% Cv. Sr. Sub. Nts., 11/15/12                    15,000,000      13,725,000
                                                                                   -------------
FOOD PRODUCTS--0.7%
Chiquita Brands International, Inc., 4.25% Cv. Sr. Unsec. Unsub.
   Nts., 8/15/16                                                      13,000,000      11,212,500
                                                                                   -------------
ENERGY--2.1%
ENERGY EQUIPMENT & SERVICES--1.3%
Transocean, Inc.:
1.50% Cv. Sr. Unsec. Unsub. Nts., Series B, 12/15/37                  12,000,000      11,100,000
1.625% Cv. Sr. Unsec. Unsub. Nts., Series A, 12/15/37                 11,000,000      10,752,500
                                                                                   -------------
                                                                                      21,852,500
                                                                                   -------------
OIL, GAS & CONSUMABLE FUELS--0.8%
Carrizo Oil & Gas, Inc., 4.375% Cv. Sr. Unsec. Nts., 6/1/28           14,500,000      12,723,750
                                                                                   -------------
FINANCIALS--0.6%
COMMERCIAL BANKS--0.5%
PNC Financial Services Group, Inc., 4% Cv. Sr. Unsec. Nts., 2/1/11     9,500,000       9,618,750
                                                                                   -------------
THRIFTS & MORTGAGE FINANCE--0.1%
MGIC Investment Corp., 5% Cv. Sr. Nts., 5/1/17                         1,000,000       1,038,750
                                                                                   -------------
HEALTH CARE--2.9%
BIOTECHNOLOGY--1.3%
Amylin Pharmaceuticals, Inc.:
2.50% Cv. Sr. Unsec. Nts., 4/15/11                                    10,103,000       9,926,198


                      17 | Oppenheimer Capital Income Fund

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS May 28, 2010 (Unaudited)*

                                                                      Principal
                                                                        Amount         Value
                                                                     -----------   -------------
CONVERTIBLE CORPORATE BONDS AND NOTES CONTINUED
BIOTECHNOLOGY CONTINUED
3% Cv. Sr. Unsec. Nts., 6/15/14                                      $13,000,000   $  10,757,500
                                                                                   -------------
                                                                                      20,683,698
                                                                                   -------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.6%
Hologic, Inc., 2% Cv. Sr. Unsec. Unsub. Nts., 12/15/37(4)             12,000,000      10,305,000
                                                                                   -------------
HEALTH CARE PROVIDERS & SERVICES--0.5%
LifePoint Hospitals, Inc.:
3.25% Cv. Sr. Unsec. Sub. Nts., 8/15/25                                4,000,000       3,805,000
3.50% Cv. Sr. Unsec. Sub. Nts., 5/15/14                                5,000,000       4,850,000
                                                                                   -------------
                                                                                       8,655,000
                                                                                   -------------
PHARMACEUTICALS--0.5%
Biovail Corp., 5.375% Cv. Sr. Unsec. Nts., 8/1/14(3)                   4,200,000       5,019,000
Medicis Pharmaceutical Corp., 2.50% Cv. Sr. Unsec. Nts., 6/4/32        3,500,000       3,513,125
                                                                                   -------------
                                                                                       8,532,125
                                                                                   -------------
INDUSTRIALS--1.4%
COMMERCIAL SERVICES & SUPPLIES--0.3%
Covanta Holding Corp., 1% Cv. Unsec. Debs., 2/1/27                     5,000,000       4,675,000
                                                                                   -------------
ELECTRICAL EQUIPMENT--0.3%
General Cable Corp., 4.50% Cv. Unsec. Sub. Nts., 11/15/29(4)           4,925,000       5,226,656
                                                                                   -------------
MACHINERY--0.7%
Navistar International Corp., 3% Cv. Sr. Sub. Nts., 10/15/14           9,800,000      12,152,000
SystemOne Technologies, Inc.:                                          5,010,702              --
2.888% Cv. Sub. Nts., 12/31/06(1,2,12,13)
8.25% Cv. Sub. Nts., 12/31/06(1,2,12,13)                               4,093,771              --
                                                                                   -------------
                                                                                      12,152,000
                                                                                   -------------
TRADING COMPANIES & DISTRIBUTORS--0.1%
United Rentals North America, Inc., 1.875% Cv. Sr. Unsec. Sub.
   Nts., 10/15/23                                                      2,300,000       2,285,625
                                                                                   -------------
INFORMATION TECHNOLOGY--3.0%
COMMUNICATIONS EQUIPMENT--1.3%
Alcatel-Lucent USA, Inc.:
2.875% Cv. Sr. Unsec. Unsec., Debs., Series A, 6/15/23                 3,000,000       3,011,250
2.875% Cv. Sr. Unsec. Unsub. Debs., Series B, 6/15/25                 22,210,000      18,711,925
                                                                                   -------------
                                                                                      21,723,175
                                                                                   -------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--1.7%
Advanced Micro Devices, Inc.:
5.75% Cv. Sr. Unsec. Nts., 8/15/12                                     5,203,000       5,196,496
6% Cv. Sr. Unsec. Nts., 5/1/15                                        14,700,000      14,332,500

Teradyne, Inc., 4.50% Cv. Sr. Unsec. Nts., 3/15/14                     4,000,000       8,465,000
                                                                                   -------------
                                                                                      27,993,996
                                                                                   -------------
TELECOMMUNICATION SERVICES--1.3%
WIRELESS TELECOMMUNICATION SERVICES--1.3%
NII Holdings, Inc., 3.125% Cv. Sr. Unsec. Nts., 6/15/12               22,750,000      21,043,750
                                                                                   -------------
Total Convertible Corporate Bonds and Notes (Cost $225,728,562)                       238,581,650

                                                                        Shares
                                                                     -----------
STRUCTURED SECURITIES--0.7%

Barclays Bank plc, Potash Corp. of Saskatchewan, Inc., Cv. Yield
   Enhanced Equity-Linked Debt Securities                                 45,000       4,492,347


                      18 | Oppenheimer Capital Income Fund

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS May 28, 2010 (Unaudited)*

                                                                        Shares         Value
                                                                     -----------   -------------
STRUCTURED SECURITIES CONTINUED
Goldman Sachs, Research in Motion Ltd. Cv. Yield Enhanced
   Equity-Linked Debt Securities(2)                                      113,333   $   6,915,693
                                                                                   -------------
Total Structured Securities (Cost $11,332,464)                                        11,408,040

                                                                      Principal
                                                                        Amount         Value
                                                                     -----------   -------------
EVENT-LINKED BONDS--0.8%
Eurus II Ltd. Catastrophe Linked Bonds, Series 09-1, Cl. A,
   7.396%, 4/6/12(3, 4)                                              $ 1,923,000       2,418,475
Fhu-Jin Ltd. Catastrophe Linked Nts., Cl. B, 4.244%,
   8/10/11(3, 4)                                                       2,000,000       1,977,200
Foundation Re III Ltd. Catastrophe Linked Nts., Series 1-A,
   5.907%, 2/3/14(3, 4)                                                2,100,000       2,086,088
Fremantle Ltd. Catastrophe Linked Nts., Cl. B, 2.271%,
   6/28/10(3, 4)                                                       1,000,000         998,500
Longpoint Re Ltd. Catastrophe Linked Nts., 5.40%, 12/24/12(3, 4)       1,606,000       1,600,941
Merna Reinsurance Ltd. Catastrophe Linked Nts., Series B,
   2.04%, 7/7/10(3, 4)                                                 1,650,000       1,643,895
Midori Ltd. Catastrophe Linked Nts., 3.053%, 10/24/12(3, 4)            3,000,000       2,969,700
                                                                                   -------------
Total Event-Linked Bonds (Cost $13,948,062)                                           13,694,799

                                Expiration    Strike
                                   Date       Price    Contracts
                                ----------   -------   ---------
OPTIONS PURCHASED--0.2%
 Marsh & McLennan Cos. Put(1)      7/19/10   $ 17.50       2,500          --
Standard & Poor's Depositary
   Receipts Trust/Standard &
   Poor's 500 Exchange Traded
   Funds, Series 1 Put(1)          9/20/10    110.00       4,003   2,878,157
                                                                   ---------
Total Options Purchased (Cost $1,358,177)                          2,878,157

                                                                       Shares
                                                                     -----------
INVESTMENT COMPANY--16.9%
Oppenheimer Institutional Money Market Fund, Cl. E,
   0.23% (14,15) (Cost $281,792,689)                                 281,792,689      281,792,689
TOTAL INVESTMENTS, AT VALUE (COST $1,861,754,708)                          116.5%   1,942,913,702
Liabilities in Excess of Other Assets                                      (16.5)    (274,542,477)
                                                                     -----------   --------------
Net Assets                                                                 100.0%  $1,668,371,225
                                                                     ===========   ==============

Footnotes to Statement of Investments

* May 28, 2010 represents the last business day of the Fund's quarterly period. See accompanying Notes.

(1.)   Non-income producing security.


                      19 | Oppenheimer Capital Income Fund

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS May 28, 2010 (Unaudited)*

(2.) Restricted security. The aggregate value of restricted securities as of May
     28, 2010 was $26,973,284, which represents 1.62% of the Fund's net assets. See accompanying Notes. Information concerning restricted securities is as follows:

                                                                                                           UNREALIZED
                                                               ACQUISITION                                APPRECIATION
SECURITY                                                           DATE          COST         VALUE      (DEPRECIATION)
--------                                                       -----------   -----------   -----------   --------------
Ally Master Owner Trust 2010-1, Asset-Backed Certificates,
   Series 2010-1, Cl. A, 2.087%, 1/15/13                           2/4/10    $ 1,710,000   $ 1,735,567    $    25,567
Blade Engine Securitization Ltd., Asset-Backed Certificates,
   Series 2006-1A, Cl. B, 3.337%, 9/15/41                        11/10/09      8,479,554     9,522,646      1,043,092
Bond Street Holdings LLC, Cl. A                                   11/4/09      7,500,000     7,500,000             --
Goldman Sachs, Research in Motion Ltd. Cv. Yield Enhanced
   Equity-Linked Debt Securities                                  12/3/09      6,629,981     6,915,693        285,712
Morgan Stanley Resecuritization Trust, Automobile Receivable
   Nts., Series 2010-F, Cl. A, 0.588%, 6/17/11                    1/11/10      1,298,473     1,299,378            905
SystemOne Technologies, Inc., 2.888% Cv. Sub. Nts., 12/31/06      7/15/09      3,942,384            --     (3,942,384)
SystemOne Technologies, Inc., 8.25% Cv. Sub. Nts., 12/31/06        7/9/09      3,220,949            --     (3,220,949)
                                                                             -----------   -----------    -----------
                                                                             $32,781,341   $26,973,284    $(5,808,057)
                                                                             ===========   ===========    ===========

(3.) Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $103,882,267 or 6.23% of the Fund's net assets as of May 28, 2010.

(4.) Represents the current interest rate for a variable or increasing rate security.

(5.) All or a portion of the security position is held in collateralized accounts to cover initial margin requirements on open futures contracts and written options on futures, if applicable. The aggregate market value of such securities is $1,259,279. See accompanying Notes.

(6.) Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $28,092,779 or 1.68% of the Fund's net assets as of May 28, 2010.

(7.) The current amortization rate of the security's cost basis exceeds the future interest payments currently estimated to be received. Both the amortization rate and interest payments are contingent on future mortgage pre-payment speeds and are therefore subject to change.

(8.) Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $492,711 or 0.03% of the Fund's net assets as of May 28, 2010.

(9.) When-issued security or delayed delivery to be delivered and settled after May 28, 2010. See accompanying Notes.

(10.) All or a portion of the security position is held in collateral accounts to cover the Fund's obligations under certain derivative contracts. The aggregate market value of such securities is $808,829. See accompanying Notes.

(11.) This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

(12.) Issue is in default. See accompanying Notes.

(13.) Interest or dividend is paid-in-kind, when applicable.

(14.) Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended May 28, 2010, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                          SHARES          GROSS         GROSS         SHARES
                                                     AUGUST 31, 2009    ADDITIONS     REDUCTIONS   MAY 28, 2010
                                                     ---------------   -----------   -----------   ------------
Oppenheimer Institutional Money Market Fund, Cl. E     365,623,670     419,080,199   502,911,180    281,792,689

                                                         VALUE       INCOME
                                                     ------------   --------
Oppenheimer Institutional Money Market Fund, Cl. E   $281,792,689   $520,872

(15.) Rate shown is the 7-day yield as of May 28, 2010.


                      20 | Oppenheimer Capital Income Fund

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS May 28, 2010 (Unaudited)*

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The table below categorizes amounts as of May 28, 2010 based on valuation input level:

                                                LEVEL 1--           LEVEL 2--            LEVEL 3--
                                            UNADJUSTED QUOTED   OTHER SIGNIFICANT       SIGNIFICANT
                                                  PRICES        OBSERVABLE INPUTS   UNOBSERVABLE INPUTS        VALUE
                                            -----------------   -----------------   -------------------   --------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Common Stocks
   Consumer Discretionary                     $ 40,367,728       $           --             $--           $   40,367,728
   Consumer Staples                             56,190,180                   --              --               56,190,180
   Energy                                       39,412,802                   --              --               39,412,802
   Financials                                   70,388,575            7,500,000              --               77,888,575
   Health Care                                  48,846,883                   --              --               48,846,883
   Industrials                                  43,699,017                   --              --               43,699,017
   Information Technology                       53,451,896                   --              --               53,451,896
   Materials                                    19,286,227                   --              --               19,286,227
   Telecommunication Services                   14,072,250                   --              --               14,072,250
   Utilities                                    23,910,515                   --              --               23,910,515
Preferred Stocks                                13,646,740           16,341,221              --               29,987,961
Rights, Warrants and Certificates                  236,271                   --              --                  236,271
Mortgage-Backed Obligations                             --          536,221,878              --              536,221,878
Asset-Backed Securities                                 --          125,599,576              --              125,599,576
U.S. Government Obligations                             --           10,294,800              --               10,294,800
Non-Convertible Corporate Bonds and Notes               --          275,091,808              --              275,091,808
Convertible Corporate Bonds and Notes                   --          238,581,650              --              238,581,650
Structured Securities                                   --           11,408,040              --               11,408,040
Event-Linked Bonds                                      --           13,694,799              --               13,694,799
Options Purchased                                2,878,157                   --              --                2,878,157
Investment Company                             281,792,689                   --              --              281,792,689
                                              ------------       --------------             ---           --------------
Total Investments, at Value                    708,179,930        1,234,733,772              --            1,942,913,702
OTHER FINANCIAL INSTRUMENTS:
Appreciated swaps, at value                             --               42,025              --                   42,025
Futures margins                                    187,152                   --              --                  187,152
                                              ------------       --------------             ---           --------------
Total Assets                                  $708,367,082       $1,234,775,797             $--           $1,943,142,879
                                              ------------       --------------             ---           --------------
LIABILITIES TABLE
OTHER FINANCIAL INSTRUMENTS:
Depreciated swaps, at value                   $         --       $     (740,387)            $--           $     (740,387)
Futures margins                                   (188,500)                  --              --                 (188,500)
Depreciated swaptions written, at value                 --           (5,236,691)             --               (5,236,691)
                                              ------------       --------------             ---           --------------
Total Liabilities                             $   (188,500)      $   (5,977,078)            $--           $   (6,165,578)
                                              ------------       --------------             ---           --------------


                      21 | Oppenheimer Capital Income Fund

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS May 28, 2010 (Unaudited)*

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION METHODOLOGIES, IF ANY, DURING THE REPORTING PERIOD.

FUTURES CONTRACTS AS OF MAY 28, 2010 ARE AS FOLLOWS:

                                                                                 UNREALIZED
                                        NUMBER OF   EXPIRATION                  APPRECIATION
CONTRACT DESCRIPTION         BUY/SELL   CONTRACTS      DATE         VALUE      (DEPRECIATION)
--------------------         --------   ---------   ----------   -----------   --------------
U.S. Treasury Long Bonds        Buy        595        9/21/10    $72,980,469    $  (827,236)
U.S. Treasury Nts., 2 yr.      Sell        301        9/30/10     65,660,328        (77,374)
U.S. Treasury Nts., 5 yr.      Sell        231        6/30/10     27,128,063       (395,081)
U.S. Treasury Nts., 5 yr.      Sell        106        9/30/10     12,367,219           (218)
U.S. Treasury Nts., 10 yr.      Buy        243        9/21/10     29,129,625          3,466
                                                                                -----------
                                                                                $(1,296,443)
                                                                                ===========

CREDIT DEFAULT SWAP CONTRACTS AS OF MAY 28, 2010 ARE AS FOLLOWS:

                                                                  PAY/                   UPFRONT
                                         BUY/SELL    NOTIONAL   RECEIVE                  PAYMENT                  UNREALIZED
REFERENCE ENTITY/                         CREDIT      AMOUNT     FIXED    TERMINATION   RECEIVED/                APPRECIATION
SWAP COUNTERPARTY                       PROTECTION    (000'S)     RATE        DATE        (PAID)      VALUE     (DEPRECIATION)
-----------------                       ----------   --------   -------   -----------   ---------   ---------   --------------
STARWOOD HOTELS & RESORTS (ITT)
Goldman Sachs International              Buy          $5,000     5.00%      9/20/14      $290,566   $(678,286)    $(387,720)
                                                      ------                             --------   ---------     ---------
                                        Total          5,000                              290,566    (678,286)     (387,720)
VALE INCO LTD.:
Morgan Stanley Capital Services, Inc.    Buy           1,605     0.70       3/20/17            --      17,422        17,422
Morgan Stanley Capital Services, Inc.    Buy           1,615     0.63       3/20/17            --      24,603        24,603
                                                      ------                             --------   ---------     ---------
                                        Total          3,220                                   --      42,025        42,025
VALE OVERSEAS:
Morgan Stanley Capital Services, Inc.    Sell          1,605     1.17       3/20/17            --     (27,550)      (27,550)
Morgan Stanley Capital Services, Inc.    Sell          1,615     1.10       3/20/17            --     (34,551)      (34,551)
                                                      ------                             --------   ---------     ---------
                                        Total          3,220                                   --     (62,101)      (62,101)
                                                                                         --------   ---------     ---------
   Grand Total Buys                                                                       290,566    (636,261)     (345,695)
   Grand Total Sells                                                                           --     (62,101)      (62,101)
                                                                                         --------   ---------     ---------
Total Credit Default Swaps                                                               $290,566   $(698,362)    $(407,796)
                                                                                         ========   =========     =========

The table that follows shows the undiscounted maximum potential payment by the Fund related to selling credit protection in credit default swaps:


                      22 | Oppenheimer Capital Income Fund

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS May 28, 2010 (Unaudited)*

                                                               TOTAL MAXIMUM
                                                            POTENTIAL PAYMENTS
                                                            FOR SELLING CREDIT                    REFERENCE
                                                                PROTECTION          AMOUNT      ASSET RATING
TYPE OF REFERENCE ASSET ON WHICH THE FUND SOLD PROTECTION     (UNDISCOUNTED)     RECOVERABLE*      RANGE**
---------------------------------------------------------   ------------------   ------------   ------------
Investment Grade Single Name Corporate Debt                     $3,220,000            $--           BBB+

* The Fund has no amounts recoverable from related purchased protection. In addition, the Fund has no recourse provisions under the credit derivatives and holds no collateral which can offset or reduce potential payments under a triggering event.

** The period end reference asset security ratings, as rated by any rating organization, are included in the equivalent Standard & Poor's rating category. The reference asset rating represents the likelihood of a potential credit event on the reference asset which would result in a related payment by the Fund.

The following table aggregates, as of period end, the amount receivable from/(payable to) each counterparty with whom the Fund has entered into a swap agreement. Swaps are individually disclosed in the preceding tables.

SWAP SUMMARY AS OF MAY 28, 2010 IS AS FOLLOWS:

                                                               NOTIONAL
                                            SWAP TYPE FROM      AMOUNT
SWAP COUNTERPARTY                          FUND PERSPECTIVE     (000'S)     VALUE
-----------------                        -------------------   --------   ---------
Goldman Sachs International              Credit Default Buy     $5,000    $(678,286)
                                         Protection
Morgan Stanley Capital Services, Inc.:
                                         Credit Default Buy
                                         Protection              3,220       42,025
                                         Credit Default Sell
                                         Protection              3,220      (62,101)
                                                                          ---------
                                                                            (20,076)
                                                                          ---------
   Total Swaps                                                            $(698,362)
                                                                          =========

AS OF MAY 28, 2010, THE FUND HAD ENTERED INTO THE FOLLOWING WRITTEN SWAPTION
CONTRACTS:

                                              NOTIONAL
     REFERENCE         UNDERLYING SWAP TYPE    AMOUNT    STRIKE   EXPIRATION     PREMIUM                   UNREALIZED
       ENTITY         FROM FUND PERSPECTIVE    (000'S)    PRICE      DATE       RECEIVED       VALUE      DEPRECIATION
-------------------   ---------------------   --------   ------   ----------   ----------   -----------   ------------
CDX North America
   Investment Grade   Credit Default Sell
   Index, Series 14   Protection              $500,000    $1.20     9/15/10    $1,225,000   $(5,236,691)   $4,011,691

NOTES TO STATEMENT OF INVESTMENTS

QUARTERLY PERIOD. Since May 28, 2010 represents the last day during the Fund's quarterly period on which the New York Stock Exchange was open for trading, the Fund's statement of investments has been presented through that date to maintain consistency with the Fund's net asset value calculations used for shareholder transactions.

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level


                      23 | Oppenheimer Capital Income Fund

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS May 28, 2010 (Unaudited)*

3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

STRUCTURED SECURITIES. The Fund invests in structured securities whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured securities are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations in the annual and semiannual reports. The Fund records a realized gain or loss when a structured security is sold or matures.

EVENT-LINKED BONDS. The Fund may invest in "event-linked" bonds. Event-linked bonds, which are sometimes referred to as "catastrophe" bonds, are fixed income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a specific trigger event, such as a hurricane, earthquake, or other occurrence that leads to physical or economic loss. If the trigger event occurs prior to maturity, the Fund may lose all or a portion of its principal in addition to interest otherwise due from


                      24 | Oppenheimer Capital Income Fund

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS May 28, 2010 (Unaudited)*

the security. Event-linked bonds may expose the Fund to certain other risks, including issuer default, adverse regulatory or jurisdictional interpretations, liquidity risk and adverse tax consequences. The Fund records the net change in market value of event-linked bonds on the Statement of Operations in the annual and semiannual reports as a change in unrealized appreciation or depreciation on investments. The Fund records a realized gain or loss on the Statement of Operations in the annual and semiannual reports upon the sale or maturity of such securities.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of May 28, 2010, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                       WHEN-ISSUED OR DELAYED
                           DELIVERY BASIS
                            TRANSACTIONS
                       ----------------------
Purchased securities        $301,159,533
Sold securities               21,763,497

The Fund may enter into "forward roll" transactions with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (same type, coupon and maturity) at a later date at a set price. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

Forward roll transactions may be deemed to entail embedded leverage since the Fund purchases mortgage-related securities with extended settlement dates rather than paying for the securities under a normal settlement cycle. This embedded leverage increases the Fund's market value of investments relative to its net assets which can incrementally increase the volatility of the Fund's performance. Forward roll transactions can be replicated over multiple settlement periods.

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; and counterparty credit risk.

CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. Information concerning securities in default as of May 28, 2010 is as follows:

Cost                                $7,163,333
Market Value                        $       --
Market Value as a % of Net Assets           --%


                      25 | Oppenheimer Capital Income Fund

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS May 28, 2010 (Unaudited)*

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Fund's investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

MARKET RISK FACTORS. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors:

     COMMODITY RISK. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

     CREDIT RISK. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

     EQUITY RISK. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

     FOREIGN EXCHANGE RATE RISK. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

     INTEREST RATE RISK. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In


                      26 | Oppenheimer Capital Income Fund

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS May 28, 2010 (Unaudited)*

     addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

     VOLATILITY RISK. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument's price over a defined time period. Large increases or decreases in a financial instrument's price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

The Fund's actual exposures to these market risk factors during the period are discussed in further detail, by derivative type, below.

RISKS OF INVESTING IN DERIVATIVES. The Fund's use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund's performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

     COUNTERPARTY CREDIT RISK. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund's derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction. As of May 28, 2010, the maximum amount of loss that the Fund would incur if the counterparties to its derivative transactions failed to perform would be $42,025, which represents gross payments to be received by the Fund on these derivative contracts were they to be unwound as of period end. To reduce this risk the Fund has entered into master netting arrangements, established within the Fund's International Swap and Derivatives Association, Inc. ("ISDA") master agreements, which allow the Fund to net unrealized appreciation and depreciation for certain positions in swaps, over-the-counter options, swaptions, and forward currency exchange contracts for each individual counterparty.

     As of May 28, 2010 the Fund has not required certain counterparties to post collateral.

     CREDIT RELATED CONTINGENT FEATURES. The Fund has several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund's net assets and or a percentage decrease in the Fund's Net Asset Value or NAV. The contingent features are established within the Fund's ISDA master agreements which govern certain positions in swaps, over-the-counter options and swaptions, and forward currency exchange contracts for each individual counterparty.

     As of May 28, 2010, the aggregate fair value of derivative instruments with credit related contingent features in a net liability position was $5,935,053 for which the Fund has posted collateral of $808,829. Securities held in collateralized accounts to cover these liabilities are noted in the Statement of Investments, if applicable. If a contingent feature would have been triggered as of May 28, 2010, the Fund could have been required to pay this amount in cash to its counterparties. If the Fund fails to perform under these contracts and agreements, the cash and/or securities posted as collateral will be made available to the counterparty. Cash posted as collateral for these contracts, if any, is reported on the Statement of Assets and Liabilities in the annual and semiannual reports; securities posted as collateral, if any, are reported on the Statement of Investments.


                      27 | Oppenheimer Capital Income Fund

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS May 28, 2010 (Unaudited)*

FOREIGN CURRENCY EXCHANGE CONTRACTS

The Fund may enter into current and forward foreign currency exchange contracts for the purchase or sale of a foreign currency at a negotiated rate at a future date.

Foreign currency exchange contracts, if any, are reported on a schedule following the Statement of Investments. These contracts will be valued daily based upon the closing prices of the currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations in the annual and semiannual reports.

The Fund has purchased and sold foreign currency exchange contracts of different currencies in order to acquire currencies to pay for related foreign securities purchase transactions, or to convert foreign currencies to U.S. dollars from related foreign securities sale transactions. These foreign currency exchange contracts are negotiated at the current spot exchange rate with settlement typically within two business days thereafter.

Additional associated risk to the Fund includes counterparty credit risk. Counterparty credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received.

As of May 28, 2010, the Fund held no outstanding forward contracts.

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts.

Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.

Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports. Realized gains (losses) are reported in the Statement of Operations in the annual and semiannual reports at the closing or expiration of futures contracts.

The Fund has purchased futures contracts on various bonds and notes to increase exposure to interest rate risk.

The Fund has sold futures contracts on various bonds and notes to decrease exposure to interest rate risk.

Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund's securities.

OPTION ACTIVITY


                      28 | Oppenheimer Capital Income Fund

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS May 28, 2010 (Unaudited)*

The Fund may buy and sell put and call options, or write put and covered call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statement of Operations in the annual and semiannual reports. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations in the annual and semiannual reports.

Options written are reported in a schedule following the Statement of Investments and as a liability in the Statement of Assets and Liabilities in the annual and semiannual reports. Securities held in collateralized accounts to cover potential obligations with respect to outstanding written options are noted in the Statement of Investments.

The Fund has purchased put options on currencies to decrease exposure to foreign exchange rate risk. A purchased put option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.

The Fund has written put options on individual equity securities and, or, equity indexes to increase exposure to equity risk. A written put option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.

The Fund has written covered call options on individual equity securities and, or, equity indexes to decrease exposure to equity risk. A written covered call option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.

The Fund has purchased call options on individual equity securities and, or, equity indexes to increase exposure to equity risk. A purchased call option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.

The Fund has purchased put options on individual equity securities and, or, equity indexes to decrease exposure to equity risk. A purchased put option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk that there may be an illiquid market where the Fund is unable to close the contract.

Additional associated risks to the Fund include counterparty credit risk for over-the-counter options and liquidity risk.

Written option activity for the period ended May 28, 2010 was as follows:

                                 CALL OPTIONS            PUT OPTIONS
                            ---------------------   ---------------------
                            NUMBER OF   AMOUNT OF   NUMBER OF   AMOUNT OF
                            CONTRACTS    PREMIUMS   CONTRACTS   PREMIUMS
                            ---------   ---------   ---------   ---------
Options outstanding as of
   August 31, 2009             2,600    $ 474,488      1,300    $ 535,586
Options written                  350      174,751        175      137,944
Options closed or expired     (2,950)    (649,239)    (1,475)    (673,530)
                            ---------   ---------   ---------   ---------
Options outstanding as of
   May 28, 2010                   --    $      --         --    $      --
                            =========   =========   =========   =========

SWAP CONTRACTS


                      29 | Oppenheimer Capital Income Fund

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS May 28, 2010 (Unaudited)*

The Fund may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, or the occurrence of a credit event, over a specified period. Such contracts may include interest rate, equity, debt, index, total return, credit and currency swaps.

Swaps are marked to market daily using primarily quotations from pricing services, counterparties and brokers. Swap contracts are reported on a schedule following the Statement of Investments. The values of swap contracts are aggregated by positive and negative values and disclosed separately on the Statement of Assets and Liabilities in the annual and semiannual reports by contracts in unrealized appreciation and depreciation positions. Upfront payments paid or received, if any, affect the value of the respective swap. Therefore, to determine the unrealized appreciation (depreciation) on swaps, upfront payments paid should be subtracted from, while upfront payments received should be added to, the value of contracts reported as an asset on the Statement of Assets and Liabilities in the annual and semiannual reports. Conversely, upfront payments paid should be added to, while upfront payments received should be subtracted from the value of contracts reported as a liability. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations in the annual and semiannual reports. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations in the annual and semiannual reports.

Swap contract agreements are exposed to the market risk factor of the specific underlying reference asset. Swap contracts are typically more attractively priced compared to similar investments in related cash securities because they isolate the risk to one market risk factor and eliminate the other market risk factors. Investments in cash securities (for instance bonds) have exposure to multiple risk factors (credit and interest rate risk). Because swaps require little or no initial cash investment, they can expose the Fund to substantial risk in the isolated market risk factor.

     CREDIT DEFAULT SWAP CONTRACTS. A credit default swap is a bilateral contract that enables an investor to buy or sell protection on a debt security against a defined-issuer credit event, such as the issuer's failure to make timely payments of interest or principal on the debt security, bankruptcy or restructuring. The Fund may enter into credit default swaps either by buying or selling protection on a single security or a basket of securities (the "reference asset").

     The buyer of protection pays a periodic fee to the seller of protection based on the notional amount of debt securities underlying the swap contract. The seller of protection agrees to compensate the buyer of protection for future potential losses as a result of a credit event on the reference asset. The contract effectively transfers the credit event risk of the reference asset from the buyer of protection to the seller of protection.

     The ongoing value of the contract will fluctuate throughout the term of the contract based primarily on the credit risk of the reference asset. If the credit quality of the reference asset improves relative to the credit quality at contract initiation, the buyer of protection may have an unrealized loss greater than the anticipated periodic fee owed. This unrealized loss would be the result of current credit protection being cheaper than the cost of credit protection at contract initiation. If the buyer elects to terminate the contract prior to its maturity, and there has been no credit event, this unrealized loss will become realized. If the contract is held to maturity, and there has been no credit event, the realized loss will be equal to the periodic fee paid over the life of the contract.

     If there is a credit event, the buyer of protection can exercise its rights under the contract and receive a payment from the seller of protection equal to the notional amount of the reference asset less the market value of the reference asset. Upon exercise of the contract the difference between the value of the underlying reference asset and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations in the annual and semiannual reports.

     The Fund has sold credit protection through credit default swaps to increase exposure to the credit risk of individual securities and, or, indexes that are either unavailable or considered to be less attractive in the bond market.

     The Fund has purchased credit protection through credit default swaps to decrease exposure to the credit risk of individual securities and, or, indexes.


                      30 | Oppenheimer Capital Income Fund

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS May 28, 2010 (Unaudited)*

     The Fund has engaged in pairs trades by purchasing protection through a credit default swap referenced to the debt of an issuer, and simultaneously selling protection through a credit default swap referenced to the debt of a different issuer with the intent to realize gains from the pricing differences of the two issuers who are expected to have similar market risks. Pairs trades attempt to gain exposure to credit risk while hedging or offsetting the effects of overall market movements.

     Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

SWAPTION TRANSACTIONS. The Fund may enter into a swaption contract which grants the purchaser the right, but not the obligation, to enter into a swap transaction at preset terms detailed in the underlying agreement within a specified period of time. The purchaser pays a premium to the swaption writer who bears the risk of unfavorable changes in the preset terms on the underlying swap.

Swaptions are marked to market daily using primarily portfolio pricing services or quotations from counterparties and brokers. Purchased swaptions are reported as a component of investments in the Statement of Investments, the Statement of Assets and Liabilities in the annual and semiannual reports and the Statement of Operations in the annual and semiannual reports. Written swaptions are reported on a schedule following the Statement of Investments and their value is reported as a separate asset or liability line item in the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation or depreciation on written swaptions is separately reported in the Statement of Operations in the annual and semiannual reports. When a swaption is exercised, the cost of the swap is adjusted by the amount of premium paid or received. Upon the expiration or closing of an unexercised swaption contract, a gain or loss is reported in the Statement of Operations in the annual and semiannual reports for the amount of the premium paid or received.

The Fund generally will incur a greater risk when it writes a swaption than when it purchases a swaption. When the Fund writes a swaption it will become obligated, upon exercise of the swaption, according to the terms of the underlying agreement. Swaption contracts written by the Fund do not give rise to counterparty credit risk as they obligate the Fund, not its counterparty, to perform. When the Fund purchases a swaption it only risks losing the amount of the premium it paid if the swaption expires unexercised. However, when the Fund exercises a purchased swaption there is a risk that the counterparty will fail to perform or otherwise default on its obligations under the swaption contract.

The Fund has written swaptions which give it the obligation, if exercised by the purchaser, to sell credit protection through credit default swaps in order to increase exposure to the credit risk of individual securities and, or, indexes. A written swaption of this type becomes more valuable as the likelihood of a credit event on the reference asset decreases.

Written swaption activity for the period ended May 28, 2010 was as follows:

                                     CALL SWAPTIONS
                              ----------------------------
                                 NOTIONAL       AMOUNT OF
                                  AMOUNT         PREMIUMS
                              --------------   -----------
Swaptions outstanding as of
   August 31, 2009            $           --   $        --
Swaptions written              1,000,000,000     3,600,000
Swaptions closed or expired     (500,000,000)   (2,375,000)
                              --------------   -----------
Swaptions outstanding as of
   May 28, 2010               $  500,000,000   $ 1,225,000
                              ==============   ===========

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of May 28, 2010 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities          $1,871,762,944
Federal tax cost of other investments       (3,264,639)
                                        --------------
Total federal tax cost                  $1,868,498,305


                      31 | Oppenheimer Capital Income Fund

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS May 28, 2010 (Unaudited)*


Gross unrealized appreciation           $  114,799,922
Gross unrealized depreciation              (49,365,094)
                                        --------------
Net unrealized appreciation             $   65,434,828
                                        ==============


                      32 | Oppenheimer Capital Income Fund

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 05/28/2010, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Capital Income Fund


By: /s/ William F. Glavin, Jr.
    ---------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 07/07/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ William F. Glavin, Jr.
    ---------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 07/07/2010


By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 07/07/2010